UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Teamwork and
independence drive
our investment
process.

Special feature page 8

American Funds Target Date Retirement Series®

Annual report for the year ended October 31, 2015

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2015 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated January 1, 2016 (unaudited).

Class A shares	1 year	5 years	Lifetime*	Gross expense ratio		Net expense ratio

American Funds 2060 Target Date Retirement FundSM	—	—	–11.88%	1.12	%†	0.88	%†
American Funds 2055 Target Date Retirement Fund®	–8.18%	8.11%	8.52	0.78		0.78
American Funds 2050 Target Date Retirement Fund®	–8.20	8.12	4.22	0.76		0.76
American Funds 2045 Target Date Retirement Fund®	–8.14	8.14	4.23	0.75		0.75
American Funds 2040 Target Date Retirement Fund®	–8.21	8.13	4.22	0.74		0.74
American Funds 2035 Target Date Retirement Fund®	–8.07	8.05	4.18	0.74		0.74
American Funds 2030 Target Date Retirement Fund®	–7.75	8.07	4.22	0.73		0.73
American Funds 2025 Target Date Retirement Fund®	–7.55	7.66	3.94	0.73		0.73
American Funds 2020 Target Date Retirement Fund®	–7.08	6.56	3.47	0.71		0.71
American Funds 2015 Target Date Retirement Fund®	–7.25	5.73	3.32	0.71		0.71
American Funds 2010 Target Date Retirement Fund®	–7.38	5.07	3.07	0.69		0.69

*	Since February 1, 2007, for all funds except the 2060 Fund, which began March 27, 2015, and the 2055 Fund, which began February 1, 2010. For the 2060 Fund, the lifetime return is cumulative.
†	The expense ratios for the 2060 Fund are estimated.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The target date funds invest in Class R-6 of the underlying funds. The investment adviser is reimbursing expenses for the 2060 Fund through November 1, 2016. After November 1, 2016, the adviser may terminate the reimbursement. The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results and net expense ratios reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. The expense ratios include the weighted average expenses of the underlying American Funds. Effective January 1, 2016, the investment adviser will eliminate the management fee.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature

8	The Capital SystemSM: a unique approach powers our target date funds

Contents

1	Letter to investors
4	The value of a $10,000 investment
7	Investment approach for American Funds Target Date Retirement Series
14	Investment portfolios
30	Financial statements
100	Board of trustees and other officers

Fellow investors:

It’s our pleasure to present the annual report for American Funds Target Date Retirement Series. Results shown are for the 12-month period ended October 31, 2015.

Amid a volatile period for the financial markets, all of the funds in the series with a track record of one year or more finished in positive territory. Additionally, each fund outpaced its respective Lipper peer group average (as shown in the table on page 2).

For the second consecutive year, a number of the funds received Lipper Fund Awards* in recognition of their solid results. While we’re encouraged by these results and the acknowledgment by Lipper, it is important to keep them in their proper perspective. Since retirement investing takes several decades, it’s always best to maintain a long-term view.

How the series works

Each fund in the series is composed of a carefully selected mix of individual American Funds. The underlying funds have objectives that include growth, income, balance and preservation of capital. American Funds investment professionals oversee each target date fund’s portfolio, focusing on growth while retirement is at a distance and becoming more income-oriented as retirement nears and is ultimately passed. This gradual shift over the course of time is referred to as the “glide path” and is illustrated on page 7. The broadly diversified nature of the funds has helped them weather periods of market fluctuations, such as the rough patch experienced in late summer.

The economy

The U.S. economy expanded at a modest pace through much of the reporting period. The first quarter of 2015 lagged, hurt by harsh winter weather and a strike by West Coast port workers. Growth rebounded in the second quarter as gross domestic product (GDP) expanded 3.9% on an upturn in exports and accelerated spending by state and local governments. Third-quarter GDP advanced at an estimated 2.1%. Job growth was generally strong, including a 271,000 jump in October payrolls that helped bring the unemployment rate down to 5.0%.

The U.S. was a bright spot among world economies. Euro-zone countries continued to struggle with tepid growth and deflationary pressures. In China, monetary authorities devalued the currency, triggering concern that the economic slowdown was worse than anticipated. The central bank responded to market volatility by cutting interest rates for the fifth time since last November. Japan’s central bank decided to keep its stimulus program unchanged amid mixed economic data. Unrest in the Middle East added to geopolitical tensions.

The stock market

The U.S. stock market recorded positive results over the fiscal year, with most of the gains coming in the first six months of the period. Solid economic data, strong corporate profits, and increased mergers and acquisitions activity helped move stocks higher. The ascent was curtailed in August, however, hampered by China’s struggles and uncertainty over U.S.

*	The 2015 Lipper Fund Awards were announced on April 1, 2015. Class R-6 shares of nine funds in the series were recognized in the Best Mixed-Asset Large Company categories based on their consistently strong risk-adjusted performances (over three- and five-year periods) when compared to their Lipper Mixed-Asset Target Date Fund peer groups.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended October 31, 2015, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 2/1/07)
American Funds 2060 Target Date Retirement Fund	—	—	–0.30%[1]
Standard & Poor’s Target Date Through 2055+ Index	—	—	–1.51
Lipper Mixed-Asset Target 2055+ Funds Index	—	—	–1.91
American Funds 2055 Target Date Retirement Fund	2.07	10.07	10.73	[2]
Standard & Poor’s Target Date Through 2055+ Index	1.71	10.07	10.68
Lipper Mixed-Asset Target 2055+ Funds Index	0.81	—	–9.72	[3]
American Funds 2050 Target Date Retirement Fund	2.12	10.09	5.66
Standard & Poor’s Target Date Through 2050 Index	1.84	10.03	4.89
Lipper Mixed-Asset Target 2050 Funds Index	0.69	8.67	3.80	[3]
American Funds 2045 Target Date Retirement Fund	2.11	10.08	5.66
Standard & Poor’s Target Date Through 2045 Index	1.93	9.92	4.83
Lipper Mixed-Asset Target 2045 Funds Index	0.81	9.00	3.97	[3]
American Funds 2040 Target Date Retirement Fund	1.99	10.04	5.64
Standard & Poor’s Target Date Through 2040 Index	2.00	9.88	4.92
Lipper Mixed-Asset Target 2040 Funds Index	0.58	8.39	3.85
American Funds 2035 Target Date Retirement Fund	2.12	9.96	5.59
Standard & Poor’s Target Date Through 2035 Index	2.04	9.67	4.91
Lipper Mixed-Asset Target 2035 Funds Index	0.86	8.44	3.93	[3]
American Funds 2030 Target Date Retirement Fund	2.09	9.90	5.58
Standard & Poor’s Target Date Through 2030 Index	1.99	9.36	4.92
Lipper Mixed-Asset Target 2030 Funds Index	0.71	7.85	3.96
American Funds 2025 Target Date Retirement Fund	1.61	9.37	5.20
Standard & Poor’s Target Date Through 2025 Index	1.98	8.94	4.82
Lipper Mixed-Asset Target 2025 Funds Index	0.79	7.42	3.75	[3]
American Funds 2020 Target Date Retirement Fund	1.64	8.22	4.66
Standard & Poor’s Target Date Through 2020 Index	1.79	8.29	4.65
Lipper Mixed-Asset Target 2020 Funds Index	0.83	6.68	4.16
American Funds 2015 Target Date Retirement Fund	0.88	7.32	4.43
Standard & Poor’s Target Date Through 2015 Index	1.68	7.55	4.70
Lipper Mixed-Asset Target 2015 Funds Index	0.73	5.70	3.81
American Funds 2010 Target Date Retirement Fund	0.70	6.69	4.19
Standard & Poor’s Target Date Through 2010 Index	1.52	6.70	4.63
Lipper Mixed-Asset Target 2010 Funds Index	0.50	5.37	3.90
Standard & Poor’s 500 Composite Index	5.21	14.32	6.50
MSCI All Country World ex USA Index	–4.68	2.60	0.86
Barclays U.S. Aggregate Index	1.96	3.03	4.75

The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper indexes and averages track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.

[1]	Cumulative total return for the period March 27, 2015, commencement of the 2060 Fund operations, through October 31, 2015.
[2]	For the period February 1, 2010, commencement of the 2055 Fund operations, through October 31, 2015.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

monetary policy. U.S. stocks bounced back in October, buoyed by the Federal Reserve’s decision to keep interest rates on hold and news of additional quantitative easing in Europe. Standard & Poor’s 500 Composite Index (a market capitalization-weighted index based on the results of 500 widely held common stocks) rose 8.4% in October — its best monthly performance in four years.

International markets were not as strong, with the MSCI ACWI (All Country World Index) ex USA (a leading benchmark for developed markets outside the U.S.) off 4.68% for the 12 months ended October 31, 2015. Japanese stocks were up solidly, while emerging markets struggled. All of the market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The bond market

With the U.S. economy continuing to gain traction and the unemployment rate falling steadily, many investors believed that the Fed would raise interest rates at some point in 2015. However, a variety of factors — including the slowdown in China, broad market volatility and low inflation — led the Fed to maintain its short-term federal funds target rate at or close to 0%, where it has stood since late in 2008. Given the interest rate and economic environments, results in the bond market were mixed. On the whole, U.S. bonds recorded positive results, with government bonds leading the way as investors sought a safe haven. In general, bond markets outside the U.S. struggled.

Inside the series

In January, American Funds Global Balanced FundSM was added to several funds in the series to broaden their global diversification. In March, we introduced our 2060 Fund, designed to help younger investors prepare for retirement.

Since target date funds are composed of a combination of individual American Funds, their results reflect the performances of the underlying funds. New Perspective Fund®, a growth-oriented fund that invests in multinational companies based in the U.S. and overseas, was a key contributor to results. In general, domestic equity funds, such as Fundamental Investors® and The Growth Fund of America® were also helpful. Amid turbulence in the equity market, several of the bond funds were a stabilizing influence, including U.S. Government Securities Fund®. With international markets lagging, funds such as Capital World Bond Fund® and New World Fund® weighed on results.

Looking beyond the past 12 months

As you will see in the table on page 2, in spite of the financial crisis that began in 2008, all funds in the target date series, with the exception of the 2060 Fund, have posted positive lifetime results. In addition, four have recorded double-digit returns over the past five years. These results are a reflection of the importance of investing for the long term.

The road ahead

We remain encouraged by the positive signs in the U.S. economy, particularly the strength in the labor and housing markets. However, economic uncertainty in China and other international markets could present headwinds moving forward.

Regardless of what’s transpiring in the macro-environment, all of the American Funds equity funds take a bottom-up approach, building each portfolio one company at a time. The underlying funds in the series are managed with a process we call The Capital System, a unique approach that combines individual accountability with teamwork. For information on how the system works and its benefits, we invite you to read the feature article that begins on page 8.

We remind shareholders that successful investing requires a commitment to investing for the long term. We also encourage everyone to meet periodically with their financial advisor to review their investment goals.

We appreciate your support of American Funds Target Date Retirement Series and look forward to reporting to you in six months’ time.

Cordially,

John H. Smet

Vice Chairman of the Board

Michael J. Downer
President

December 9, 2015

For current information about the series, visit americanfunds.com.

American Funds Target Date Retirement Series	3

The value of a $10,000 investment (for periods ended October 31, 2015, with distributions reinvested) Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425.

2060 Fund

Cumulative total return5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

Lifetime (since 3/27/15)
Class A shares	-6.03%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2055 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

	1 year	5 years	Lifetime (since 2/1/10)
Class A shares	–3.81%	8.77%	9.60%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	–3.91%	8.75%	4.93%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	–3.73%	8.67%	4.88%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.
[3]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045)

4	American Funds Target Date Retirement Series

Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2050 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	–3.75%	8.78%	4.94%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	–3.79%	8.77%	4.94%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	–3.76%	8.61%	4.87%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	–4.22%	8.10%	4.49%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[5]	The series investment adviser is currently waiving its management fee of 0.10%. In addition, the investment adviser is reimbursing expenses for the 2060 Fund through November 1, 2016. After November 1, 2016, the adviser may terminate the reimbursement. The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the waiver and reimbursements, without which the results would have been lower. Effective January 1, 2016, the investment adviser will eliminate the management fee.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Target Date Retirement Series	5

2020 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	–4.23%	6.94%	3.95%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

	1 year	5 years	Lifetime (since 2/1/07)
Class A shares	–4.95%	6.06%	3.73%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns5 based on a $1,000 investment

(for the periods ended October 31, 2015)*

			Lifetime
	1 year	5 years	(since 2/1/07)
Class A shares	–5.12%	5.43%	3.48%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Standard & Poor’s 500 Composite Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.
[3]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used.
[4]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[5]	The series investment adviser is currently waiving its management fee of 0.10%. In addition, the investment adviser is reimbursing expenses for the 2060 Fund through November 1, 2016. After November 1, 2016, the adviser may terminate the reimbursement. The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the waiver and reimbursements, without which the results would have been lower. Effective January 1, 2016, the investment adviser will eliminate the management fee.

The results shown are before taxes on fund distributions and sale of fund shares.

6	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or more for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 14 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2015. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

Distinguishing points of our glide path

•	The funds in the series are actively managed 30 years past retirement so that participants can use a single fund for their entire lives.
•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.
•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Active management

American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee continually monitors the underlying fund allocations in each target date fund and, if necessary, makes changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown are as of January 1, 2016, and are subject to the Portfolio Oversight Committee’s discretion. The funds investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfundsretirement.com.

American Funds Target Date Retirement Series	7

The Capital System: A unique approach powers our target date funds.

The underlying funds within the target date funds are guided by a method that combines the best attributes of teamwork and individual accountability.

8	American Funds Target Date Retirement Series

“The Capital System, probably more than anything else, has helped form our unique culture. It engenders a strong sense of mutual respect and humility.” Jim Lovelace

The system in practice

Most mutual funds in the industry are managed in one of two ways: by a single “star” or by committee. While both processes have their pros and cons, Capital has devised a unique approach that combines the best aspects of both — The Capital System.

Independence is critical to making the system tick. Capital Group places an emphasis on individual judgment, creativity and responsibility. Those traits are matched by a culture of cooperation and communication. At Capital, mutual funds are divided into segments or “sleeves.” Fund managers are responsible for a single sleeve. They invest assets as they see fit, within fund guidelines. Managers can invest in companies that may not be favored by their colleagues, and they are free to champion businesses that might otherwise be overlooked. They come from a variety of backgrounds, work on different continents, speak a number of languages and follow diverse investment approaches. As a result, fund portfolios may have a very broad assortment of holdings which, in difficult markets, can sometimes lessen the impact of volatility.

“In addition to getting diversification among investments, investors are getting diversification among investment approaches,” says Mike Downer, president of American Funds Target Date Retirement Series. Since managers can have varying investment approaches, each creates a portfolio based on their highest conviction ideas. Because of the nature of this structure, funds are not highly dependent on only one manager.

Teamwork is also part of the system, as it requires a high degree of collaboration. “The Capital System, probably more than anything else, has helped form our unique culture,” explains Jim Lovelace, principal investment officer of the series and a portfolio manager on some of the underlying funds. “It engenders a strong sense of mutual respect and humility.” While investment professionals may share their perspectives with one another, each acts on personal conviction — not by consensus. There are group discussions, but they don’t drive group decisions. The constant flow of communication helps the system function. Fixed-income professionals exchange insights with equity professionals, and investment analysts discuss their research with portfolio managers. “It’s vital to share ideas and challenge one another,” adds Jim. “We cooperatively disagree. It sounds like an oxymoron, but it drives our process.” While the investment business is competitive by nature, all investment professionals understand that they are on the same team, working to achieve solid long-term results for investors.

Birth of a breakthrough

Like many great innovations, The Capital System was born of necessity. Since its founding in 1931, Capital Group had, for the most part, used a committee process to manage funds. In 1953, however, company founder Jonathan Bell Lovelace suffered a heart attack and took a one-year leave of absence. In the wake of that experience it was decided that each fund should have a single portfolio manager — but that produced a new challenge. Hardy Hall, portfolio manager of The Investment Company of America® (a somewhat aggressive growth-and-income fund), had grown more bearish. Jonathan, then manager of American Mutual Fund® (a more conservative growth-and-income fund), took an increasingly bullish stance.

American Funds Target Date Retirement Series	9

To complicate matters, both men were nearing retirement. What’s more, each fund’s assets had grown swiftly and significantly.

To address the situation, Jon Lovelace, a portfolio manager (and son of Jonathan), presented a simple yet bold idea. Why not divide the funds among the managers? Each would be responsible for a portion or “sleeve” of every fund. At first, the suggestion got a mixed reaction. A key advantage would be the diversity of views brought to the table — a manager with a bullish outlook could be tempered by the bearishness of another. This dynamic could help mitigate the downside during bear markets. On the other hand, it could also dampen results when markets soared. Some skeptics noted that the complexity and paperwork involved with implementing such a system would be overwhelming. “Everybody thought it was a cockeyed idea,” recalled Jon in a 2006 interview prior to his passing. “It’s been a remarkable stroke of good luck that this bizarre idea was given a try, and that it worked out far better than any of us thought it would.”

The system was launched on April 1, 1958, with two funds: American Mutual Fund and The Investment Company of America. Some nine months later it was applied to Washington Mutual Investors FundSM. Perhaps the greatest hurdle at the time was the administration of such a complex system. During that era, all records were kept on paper. Fortunately, the 1960s brought computers to Capital. Initially,

The Capital System: How it works.

Each fund in the target date series is a collection of individual American Funds. For example, the 2035 Fund is composed of 19 distinct funds. All of the target date funds’ underlying funds — such as EuroPacific Growth Fund®, Capital Income Builder® and U.S. Government Securities Fund — are managed using The Capital System.

A look inside

Example: American Mutual Fund

A diverse group of portfolio managers and analysts brings complementary investment approaches, experience levels, backgrounds and areas of focus.

Portfolio manager shown are as of American Mutual Fund’s prospectus dated January 1, 2016. Portfolio segments do not reflect actual allocations and vary by funds.

10	American Funds Target Date Retirement Series

“In a way, it’s the equivalent of investing in several mutual funds at the same time, because you’re getting multiple perspectives in a single mutual fund.”

Jim Lovelace

off-the-shelf systems were used. As they were only able to handle one manager’s transactions per fund, the computers required modification. As technology evolved, Capital developed proprietary software to meet its specific needs.

Analysts have a voice

One of the distinctive elements of The Capital System is the research portfolio — a portion of the fund managed solely by investment analysts. At most asset management firms, investment analysts study companies and sectors closely, preparing reports on their findings that are then passed on to portfolio managers. The role of analyst is often thought of as a stepping stone, but at Capital it is a career position on par with that of the portfolio manager.

First launched in 1965 as a test, the research portfolio gave analysts an opportunity to act upon their core convictions, while still allowing the bulk of their time to be spent on research. Some analysts became specialists, focusing on certain companies and sectors for more than a decade.

According to Jim Lovelace, having analysts manage money raises their level of focus and gives them an opportunity to make investment decisions early in their careers. It also enhances communication with the portfolio managers and deepens Capital’s bench of investment professionals. “As portfolio managers retire or more assets come into the firm, we have a pretty broad pool of experienced analysts that we can draw upon.”

Fixed-income funds and the system

When asked how fixed-income funds and equity funds are managed within The Capital System, John Smet, vice chairman of the board of the target date series and a bond portfolio manager, focuses on the similarities. “It starts with the same goal — to provide consistently superior long-term investment results for our shareholders.” Bond funds, like equity funds, are divided into sleeves, with a portfolio manager assigned to each. Managers are highly experienced with specific backgrounds and skills. Analysts provide a wide array of research on the fixed-income market in general, and on specific sectors and offerings. Some analysts also manage investments in the research sleeve.

However, the management of fixed-income funds does have some nuances. Specifically, coordination and specialization are brought to the fore. Because one manager’s position could cancel out another’s, coordination within a fund is essential. “If I’m concentrating on long duration, and another manager is focusing on short duration, we cancel each other out,” says John. (Duration is a measure of the sensitivity of a bond’s price to a change in interest rates.) It is the responsibility of each fund’s principal investment officer to ensure that fund investments are in proper sync.

In addition, some managers take on more of a specialist role. For example, as a portfolio manager for The Bond Fund of America®, John is essentially a generalist, investing in a variety of fixed-income

American Funds Target Date Retirement Series	11

Key benefits for investors

Since its introduction more than 50 years ago, The Capital System has provided investors with a number of benefits.

Enhanced diversification

Mutual funds, as baskets of individual securities, offer built-in diversification. The fact that each of the American Funds is overseen by several managers provides an extra dimension. “In a way, it’s the equivalent of investing in several mutual funds at the same time, because you’re getting multiple perspectives in a single mutual fund,” says Jim Lovelace. Each manager brings their specific set of skills, experience and approach to the mix. For example, one may be more focused on dividend-paying companies while another favors growth-oriented firms. “It’s not unlike how institutions manage their assets. They select multiple managers for their pension funds or endowments. Our system essentially provides that service to individual investors.”

Greater continuity

At some fund families the change of a manager can cause considerable disruption or lead to a transformation of a fund’s personality. At Capital, no single manager represents a majority of a portfolio. Change triggered by a retirement or a shift of responsibilities can be handled in a more seamless manner. What’s more, analysts are already equipped to become portfolio managers as they have experience making investment decisions. By minimizing the impact of transitions, funds can remain true to their investment philosophies and objectives. “As a result,” Jim continues, “our funds maintain their particular character over multiple generations of managers — and I think that’s unique in the industry.”

Ability to cope with inflows

One of the pleasant challenges of the investment management business is that success generally leads to increased asset flows. At some firms, a single manager may be burdened with “too much” money and, as a result, invest in companies they don’t have full confidence in. At Capital, a fund experiencing rapid growth adds managers as needed. And new managers can be drawn from the ranks of analysts — professionals who are intimate with the fund and already responsible for a portion of the research portfolio. Adds Mike Downer, “Our process allows a fund to scale over time.”

offerings including corporate, government and mortgage-backed securities. On the other hand, fellow manager David Daigle focuses on the high-yield sector. Another manager, Robert Neithart, concentrates on emerging markets debt.

A sustainable process

Nearly any process can produce impressive results over the short term. But for over five decades, The Capital System has provided a sustainable process for achieving long-term investment success. Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.*

Recently, several American Funds have received accolades from independent financial research firms. In fact, 11 earned a spot on Morningstar’s annual “fantastic” funds rankings. All of those funds are deployed in the target date series. In addition, nine funds in the target date series were recognized for their strong results by Lipper. This marks the second consecutive year American Funds target date funds earned top Lipper honors. †

*	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund®, for which the Lipper average was used).

†	The 2015 Lipper Fund Awards were announced on April 1, 2015. Class R-6 shares of nine funds in the series were recognized in the Best Mixed-Asset Large Company categories based on their consistently strong risk-adjusted performances ) compared to their Lipper Mixed-Asset Target Date Fund peer groups.

12	American Funds Target Date Retirement Series

Do Capital professionals have more fun?

A side benefit of the system is that many investment professionals have expressed a greater sense of personal satisfaction. “It increases accountability, but it also increases job satisfaction to a tremendous degree,” says Jim Lovelace. That is illustrated by the long tenure of the staff. Portfolio managers average 27 years of investment experience, including 22 years at the company. The company’s 95% retention rate is among the highest in the industry, according to Morningstar.

That same degree of loyalty is found among the analysts. “I think the ability to be independent and creative, and to be compensated for what they are thinking, has made the analyst job very attractive,” adds Jim. Equity analysts average 16 years of experience with nine at Capital. For fixed-income analysts the average is 14 years, 10 of which have been spent with Capital.

“This system is in our DNA,” states Mike. “We’ve grown up with it, and it’s woven into the fabric of the company.” By fostering teamwork, the firm provides a genuinely collegial environment. Jim believes the culture is more egalitarian. “Capital gives individuals the freedom to pursue their own convictions. Overall, I think we’re more satisfied.”

However, the culture may not appeal to all individuals. “You can’t be a true rock star,” Jim admits. “If you’re looking to be a media star, then Capital Group may not be right for you. If you’re looking to be a successful portfolio manager, you’re going to have great personal satisfaction at Capital.” ■

American Funds Target Date Retirement Series has the most underlying funds in Morningstar’s “Fantastic 50.”

A target date series is only as strong as its underlying funds. For the fourth year in a row, we’re proud to announce that more than half of the underlying equity funds in our target date series are on Morningstar’s “Fantastic” list.* Eleven American Funds were named to the list — that’s more than any other target date series in the industry. We believe this is a testament to the series’ potential to help investors pursue their retirement savings objectives.

*	Source: Morningstar, FundInvestor, June 2015. Morningstar evaluated funds based on eight criteria that included manager tenure, fund results and expense ratios, as well as Morningstar risk, parent and analyst ratings.
†	The target date funds’ holdings are as of 6/30/15. Not all 11 funds listed in the “Fantastic 50” are in each target date fund. Not all of the underlying funds in the target date series are shown here. Underlying funds may change over time.

American Funds Target Date Retirement Series	13

American Funds 2060 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	64,287	$1,794
EuroPacific Growth Fund, Class R-6	21,298	1,026
New Perspective Fund, Class R-6	46,351	1,794
New World Fund, Inc., Class R-6	19,901	1,025
SMALLCAP World Fund, Inc., Class R-6	38,119	1,794
The Growth Fund of America, Class R-6	39,608	1,794
The New Economy Fund, Class R-6	26,742	1,026
		10,253

Growth-and-income funds 45%
American Mutual Fund, Class R-6	56,661	2,050
Capital World Growth and Income Fund, Class R-6	39,253	1,794
Fundamental Investors, Class R-6	38,451	2,051
International Growth and Income Fund, Class R-6	34,603	1,025
The Investment Company of America, Class R-6	62,671	2,307
Washington Mutual Investors Fund, Class R-6	56,569	2,307
		11,534

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	51,306	1,282
American Funds Global Balanced Fund, Class R-6	43,181	1,281
		2,563

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	90,445	1,282

Total investment securities 100% (cost: $25,631,000)		25,632
Other assets less liabilities 0%		(6)

Net assets 100%		$25,626

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	1,802,268	$50,301
EuroPacific Growth Fund, Class R-6	595,015	28,644
New Perspective Fund, Class R-6	1,299,465	50,302
New World Fund, Inc., Class R-6	557,493	28,722
SMALLCAP World Fund, Inc., Class R-6	1,068,224	50,282
The Growth Fund of America, Class R-6	1,110,404	50,301
The New Economy Fund, Class R-6	749,958	28,754
		287,306

Growth-and-income funds 45%
American Mutual Fund, Class R-6	1,590,900	57,575
Capital World Growth and Income Fund, Class R-6	1,096,567	50,124
Fundamental Investors, Class R-6	1,079,833	57,587
International Growth and Income Fund, Class R-6	958,172	28,391
The Investment Company of America, Class R-6	1,759,580	64,770
Washington Mutual Investors Fund, Class R-6	1,588,323	64,772
		323,219

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	1,437,678	35,913
American Funds Global Balanced Fund, Class R-6	1,210,014	35,913
		71,826

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,534,453	35,913

Total investment securities 100% (cost: $688,209,000)		718,264
Other assets less liabilities 0%		(291)

Net assets 100%		$717,973

See Notes to Financial Statements

American Funds Target Date Retirement Series	15

American Funds 2050 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	4,821,322	$134,563
EuroPacific Growth Fund, Class R-6	1,571,452	75,650
New Perspective Fund, Class R-6	3,469,486	134,304
New World Fund, Inc., Class R-6	1,471,790	75,827
SMALLCAP World Fund, Inc., Class R-6	2,829,022	133,162
The Growth Fund of America, Class R-6	2,970,713	134,573
The New Economy Fund, Class R-6	2,007,964	76,985
		765,064

Growth-and-income funds 45%
American Mutual Fund, Class R-6	4,234,053	153,231
Capital World Growth and Income Fund, Class R-6	2,904,533	132,766
Fundamental Investors, Class R-6	2,891,932	154,227
International Growth and Income Fund, Class R-6	2,530,408	74,976
The Investment Company of America, Class R-6	4,681,155	172,313
Washington Mutual Investors Fund, Class R-6	4,238,774	172,857
		860,370

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	3,821,427	95,459
American Funds Global Balanced Fund, Class R-6	3,219,756	95,562
		191,021

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	6,756,589	95,741

Total investment securities 100% (cost: $1,723,932,000)		1,912,196
Other assets less liabilities 0%		(659)

Net assets 100%		$1,911,537

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	5,823,698	$162,539
EuroPacific Growth Fund, Class R-6	1,919,669	92,413
New Perspective Fund, Class R-6	4,184,130	161,968
New World Fund, Inc., Class R-6	1,793,728	92,413
SMALLCAP World Fund, Inc., Class R-6	3,440,789	161,958
The Growth Fund of America, Class R-6	3,602,019	163,172
The New Economy Fund, Class R-6	2,420,587	92,805
		927,268

Growth-and-income funds 44%
American Mutual Fund, Class R-6	4,996,222	180,813
Capital World Growth and Income Fund, Class R-6	3,448,514	157,631
Fundamental Investors, Class R-6	3,390,900	180,837
International Growth and Income Fund, Class R-6	3,129,357	92,723
The Investment Company of America, Class R-6	5,541,835	203,995
Washington Mutual Investors Fund, Class R-6	5,002,328	203,995
		1,019,994

Equity-income and Balanced funds 11%
American Balanced Fund, Class R-6	4,825,652	120,545
American Funds Global Balanced Fund, Class R-6	3,905,271	115,908
Capital Income Builder, Class R-6	159,956	9,273
The Income Fund of America, Class R-6	440,507	9,273
		254,999

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	8,179,848	115,908

Total investment securities 100% (cost: $2,104,509,000)		2,318,169
Other assets less liabilities 0%		(163)

Net assets 100%		$2,318,006

See Notes to Financial Statements

American Funds Target Date Retirement Series	17

American Funds 2040 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	9,530,551	$265,998
EuroPacific Growth Fund, Class R-6	3,102,779	149,368
New Perspective Fund, Class R-6	6,837,623	264,684
New World Fund, Inc., Class R-6	2,901,833	149,502
SMALLCAP World Fund, Inc., Class R-6	5,581,193	262,707
The Growth Fund of America, Class R-6	5,894,782	267,034
The New Economy Fund, Class R-6	3,956,756	151,702
		1,510,995

Growth-and-income funds 39%
American Mutual Fund, Class R-6	7,089,010	256,551
Capital World Growth and Income Fund, Class R-6	4,768,220	217,955
Fundamental Investors, Class R-6	4,853,731	258,850
International Growth and Income Fund, Class R-6	4,805,750	142,394
The Investment Company of America, Class R-6	8,008,962	294,810
Washington Mutual Investors Fund, Class R-6	7,421,763	302,660
		1,473,220

Equity-income and Balanced funds 16%
American Balanced Fund, Class R-6	9,073,226	226,649
American Funds Global Balanced Fund, Class R-6	6,618,238	196,429
Capital Income Builder, Class R-6	1,563,907	90,660
The Income Fund of America, Class R-6	4,306,873	90,660
		604,398

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	13,329,169	188,874

Total investment securities 100% (cost: $3,397,983,000)		3,777,487
Other assets less liabilities 0%		(1,178)

Net assets 100%		$3,776,309

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 39%
AMCAP Fund, Class R-6	10,341,557	$288,633
EuroPacific Growth Fund, Class R-6	3,468,905	166,993
New Perspective Fund, Class R-6	7,624,184	295,132
New World Fund, Inc., Class R-6	3,079,498	158,656
SMALLCAP World Fund, Inc., Class R-6	6,058,137	285,156
The Growth Fund of America, Class R-6	6,380,833	289,052
The New Economy Fund, Class R-6	4,192,017	160,722
		1,644,344

Growth-and-income funds 35%
American Mutual Fund, Class R-6	6,983,114	252,719
Capital World Growth and Income Fund, Class R-6	4,599,355	210,236
Fundamental Investors, Class R-6	4,766,398	254,192
International Growth and Income Fund, Class R-6	4,249,848	125,923
The Investment Company of America, Class R-6	8,027,027	295,475
Washington Mutual Investors Fund, Class R-6	8,268,248	337,179
		1,475,724

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	10,127,126	252,976
American Funds Global Balanced Fund, Class R-6	8,523,437	252,975
Capital Income Builder, Class R-6	2,909,207	168,647
The Income Fund of America, Class R-6	8,011,626	168,645
		843,243

Fixed income funds 6%
American Funds Inflation Linked Bond Fund, Class R-6	1,773,465	16,813
U.S. Government Securities Fund, Class R-6	16,684,624	236,421
		253,234

Total investment securities 100% (cost: $3,819,578,000)		4,216,545
Other assets less liabilities 0%		(2,151)

Net assets 100%		$4,214,394

See Notes to Financial Statements

American Funds Target Date Retirement Series	19

American Funds 2030 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 32%
AMCAP Fund, Class R-6	12,005,724	$335,080
EuroPacific Growth Fund, Class R-6	4,641,327	223,433
New Perspective Fund, Class R-6	10,176,480	393,931
New World Fund, Inc., Class R-6	3,008,381	154,992
SMALLCAP World Fund, Inc., Class R-6	6,771,610	318,740
The Growth Fund of America, Class R-6	7,425,402	336,371
The New Economy Fund, Class R-6	3,766,152	144,394
		1,906,941

Growth-and-income funds 35%
American Mutual Fund, Class R-6	9,866,495	357,069
Capital World Growth and Income Fund, Class R-6	6,475,485	295,994
Fundamental Investors, Class R-6	6,752,578	360,115
International Growth and Income Fund, Class R-6	5,967,611	176,820
The Investment Company of America, Class R-6	11,326,200	416,917
Washington Mutual Investors Fund, Class R-6	11,741,086	478,802
		2,085,717

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	14,313,510	357,551
American Funds Global Balanced Fund, Class R-6	12,046,883	357,551
Capital Income Builder, Class R-6	4,111,914	238,368
The Income Fund of America, Class R-6	11,323,879	238,368
		1,191,838

Fixed income funds 13%
American Funds Inflation Linked Bond Fund, Class R-6	15,074,122	142,903
American Funds Mortgage Fund, Class R-6	5,771,274	59,386
Capital World Bond Fund, Class R-6	3,077,423	59,394
Intermediate Bond Fund of America, Class R-6	3,497,387	47,425
U.S. Government Securities Fund, Class R-6	32,857,232	465,587
		774,695

Total investment securities 100% (cost: $5,389,769,000)		5,959,191
Other assets less liabilities 0%		(2,205)

Net assets 100%		$5,956,986

20	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
U.S. Government Securities Fund, Class R-6	27,963,807	9,161,464	4,268,039	32,857,232	$6,697	$465,587
American Funds Inflation Linked Bond Fund, Class R-6	1,317,636	13,827,877	71,391	15,074,122	568	142,903
					$7,265	$608,490

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

American Funds 2025 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 19%
AMCAP Fund, Class R-6	8,450,967	$235,867
EuroPacific Growth Fund, Class R-6	3,582,080	172,441
New Perspective Fund, Class R-6	7,581,225	293,469
New World Fund, Inc., Class R-6	891,349	45,922
SMALLCAP World Fund, Inc., Class R-6	2,972,246	139,904
The Growth Fund of America, Class R-6	4,965,189	224,923
		1,112,526

Growth-and-income funds 34%
American Mutual Fund, Class R-6	9,673,939	350,100
Capital World Growth and Income Fund, Class R-6	6,318,627	288,824
Fundamental Investors, Class R-6	6,415,502	342,139
International Growth and Income Fund, Class R-6	5,328,880	157,894
The Investment Company of America, Class R-6	10,868,969	400,087
Washington Mutual Investors Fund, Class R-6	11,047,765	450,528
		1,989,572

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	14,017,984	350,169
American Funds Global Balanced Fund, Class R-6	11,798,155	350,169
Capital Income Builder, Class R-6	4,023,453	233,240
The Income Fund of America, Class R-6	11,081,740	233,271
		1,166,849

Fixed income funds 27%
American Funds Inflation Linked Bond Fund, Class R-6	25,855,279	245,108
American Funds Mortgage Fund, Class R-6	28,363,648	291,862
Capital World Bond Fund, Class R-6	15,122,466	291,864
Intermediate Bond Fund of America, Class R-6	21,524,151	291,868
The Bond Fund of America, Class R-6	4,558,105	58,070
U.S. Government Securities Fund, Class R-6	28,031,922	397,212
		1,575,984

Total investment securities 100% (cost: $5,372,775,000)		5,844,931
Other assets less liabilities 0%		(1,536)

Net assets 100%		$5,843,395

22	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
U.S. Government Securities Fund, Class R-6	21,724,604	7,038,772	731,455	28,031,922	$5,690	$397,212
American Funds Mortgage Fund, Class R-6	15,512,217	13,134,959	283,528	28,363,648	5,638	291,862
American Funds Inflation Linked Bond Fund, Class R-6	7,437,901	18,653,435	236,057	25,855,279	1,884	245,108
					$13,212	$934,182

See Notes to Financial Statements

American Funds Target Date Retirement Series	23

American Funds 2020 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 13%
AMCAP Fund, Class R-6	7,756,382	$216,480
EuroPacific Growth Fund, Class R-6	3,046,775	146,672
New Perspective Fund, Class R-6	6,949,782	269,026
The Growth Fund of America, Class R-6	3,481,250	157,701
		789,879

Growth-and-income funds 29%
American Mutual Fund, Class R-6	9,918,133	358,937
Capital World Growth and Income Fund, Class R-6	6,323,014	289,025
Fundamental Investors, Class R-6	5,522,341	294,506
International Growth and Income Fund, Class R-6	3,559,218	105,460
The Investment Company of America, Class R-6	9,600,788	353,405
Washington Mutual Investors Fund, Class R-6	8,688,349	354,311
		1,755,644

Equity-income and Balanced funds 21%
American Balanced Fund, Class R-6	13,567,213	338,909
American Funds Global Balanced Fund, Class R-6	10,841,179	321,766
Capital Income Builder, Class R-6	4,994,891	289,554
The Income Fund of America, Class R-6	13,898,445	292,562
		1,242,791

Fixed income funds 37%
American Funds Inflation Linked Bond Fund, Class R-6	33,723,255	319,696
American Funds Mortgage Fund, Class R-6	29,901,562	307,687
American High-Income Trust, Class R-6	5,802,669	57,911
Capital World Bond Fund, Class R-6	15,325,268	295,778
Intermediate Bond Fund of America, Class R-6	39,456,494	535,030
The Bond Fund of America, Class R-6	26,029,649	331,618
U.S. Government Securities Fund, Class R-6	24,252,776	343,662
		2,191,382

Total investment securities 100% (cost: $5,509,300,000)		5,979,696
Other assets less liabilities 0%		(2,022)

Net assets 100%		$5,977,674

24	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	16,481,690	17,427,042	185,477	33,723,255	$2,865	$319,696
American Funds Mortgage Fund, Class R-6	20,417,830	9,985,611	501,879	29,901,562	6,246	307,687
					$9,111	$627,383

See Notes to Financial Statements

American Funds Target Date Retirement Series	25

American Funds 2015 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth funds 4%
AMCAP Fund, Class R-6	1,696,406	$47,347
New Perspective Fund, Class R-6	1,249,938	48,385
The Growth Fund of America, Class R-6	531,101	24,059
		119,791

Growth-and-income funds 25%
American Mutual Fund, Class R-6	4,843,235	175,277
Capital World Growth and Income Fund, Class R-6	2,539,353	116,074
Fundamental Investors, Class R-6	2,205,984	117,645
International Growth and Income Fund, Class R-6	923,024	27,349
The Investment Company of America, Class R-6	3,978,836	146,461
Washington Mutual Investors Fund, Class R-6	3,591,084	146,444
		729,250

Equity-income and Balanced funds 26%
American Balanced Fund, Class R-6	4,453,649	111,252
American Funds Global Balanced Fund, Class R-6	2,895,102	85,927
Capital Income Builder, Class R-6	4,777,710	276,964
The Income Fund of America, Class R-6	13,286,177	279,674
		753,817

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	20,961,638	198,716
American Funds Mortgage Fund, Class R-6	16,517,833	169,969
American High-Income Trust, Class R-6	14,240,099	142,116
Capital World Bond Fund, Class R-6	7,354,057	141,933
Intermediate Bond Fund of America, Class R-6	18,919,105	256,543
The Bond Fund of America, Class R-6	17,861,901	227,561
U.S. Government Securities Fund, Class R-6	10,012,798	141,881
		1,278,719

Total investment securities 100% (cost: $2,711,816,000)		2,881,577
Other assets less liabilities 0%		(1,328)

Net assets 100%		$2,880,249

26	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	7,571,557	14,227,216	837,135	20,961,638	$1,712	$198,716
American Funds Mortgage Fund, Class R-6	17,910,980	1,923,122	3,316,269	16,517,833	4,395	169,969
					$6,107	$368,685

See Notes to Financial Statements

American Funds Target Date Retirement Series	27

American Funds 2010 Target Date Retirement Fund

Investment portfolio, October 31, 2015

Fund investments	Shares	Value (000)
Growth-and-income funds 24%
American Mutual Fund, Class R-6	2,852,480	$103,231
Capital World Growth and Income Fund, Class R-6	1,552,673	70,973
Fundamental Investors, Class R-6	1,278,136	68,163
International Growth and Income Fund, Class R-6	491,504	14,563
The Investment Company of America, Class R-6	2,331,105	85,808
Washington Mutual Investors Fund, Class R-6	2,093,210	85,361
		428,099

Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	2,151,586	53,747
American Funds Global Balanced Fund, Class R-6	1,768,293	52,483
Capital Income Builder, Class R-6	3,661,918	212,281
The Income Fund of America, Class R-6	10,141,783	213,484
		531,995

Fixed income funds 46%
American Funds Inflation Linked Bond Fund, Class R-6	12,971,967	122,974
American Funds Mortgage Fund, Class R-6	10,230,789	105,275
American High-Income Trust, Class R-6	8,775,088	87,575
Capital World Bond Fund, Class R-6	4,537,584	87,575
Intermediate Bond Fund of America, Class R-6	12,984,701	176,073
Short-Term Bond Fund of America, Class R-6	1,679,985	16,783
The Bond Fund of America, Class R-6	11,041,890	140,674
U.S. Government Securities Fund, Class R-6	5,146,050	72,920
		809,849

Total investment securities 100% (cost: $1,739,045,000)		1,769,943
Other assets less liabilities 0%		(653)

Net assets 100%		$1,769,290

28	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 10/31/2015 (000)
American Funds Inflation Linked Bond Fund, Class R-6	8,898,285	5,364,466	1,290,784	12,971,967	$1,152	$122,974
American Funds Mortgage Fund, Class R-6	8,068,433	3,220,102	1,057,746	10,230,789	2,310	105,275
					$3,462	$228,249

See Notes to Financial Statements

American Funds Target Date Retirement Series	29

Financial statements

Statements of assets and liabilities
at October 31, 2015

	2060 Fund		2055 Fund		2050 Fund	2045 Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$25,632		$718,264		$1,912,196	$2,318,169
Affiliated issuers	—		—		—	—
Receivables for:
Sales of investments	—		1,880		1,347	—
Sales of fund’s shares	471		2,686		5,651	19,653
Dividends	2		55		146	177
Total assets	26,105		722,885		1,919,340	2,337,999

Liabilities:
Payables for:
Purchases of investments	397		55		146	11,165
Repurchases of fund’s shares	73		4,507		6,774	7,741
Services provided by related parties	9		349		876	1,081
Trustees’ deferred compensation	—	*	1		7	6
Total liabilities	479		4,912		7,803	19,993
Net assets at October 31, 2015	$25,626		$717,973		$1,911,537	$2,318,006

Net assets consist of:
Capital paid in on shares of beneficial interest	$25,624		$663,573		$1,644,335	$2,010,754
Undistributed (accumulated) net investment income (loss)	42		—	*	(6)	(5)
(Accumulated) undistributed net realized (loss) gain	(41)		24,345		78,944	93,597
Net unrealized appreciation	1		30,055		188,264	213,660
Net assets at October 31, 2015	$25,626		$717,973		$1,911,537	$2,318,006

Investment securities, at cost:
Unaffiliated issuers	$25,631		$688,209		$1,723,932	$2,104,509
Affiliated issuers	—		—		—	—

*Amount less than one thousand.

See Notes to Financial Statements

30	American Funds Target Date Retirement Series

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$3,777,487	$4,216,545	$5,350,701	$4,910,749	$5,352,313	$2,512,892	$1,541,694
—	—	608,490	934,182	627,383	368,685	228,249

—	—	—	—	—	1,334	—
11,914	10,244	15,206	11,864	9,507	3,632	18,211
289	360	858	1,549	2,670	2,130	1,300
3,789,690	4,227,149	5,975,255	5,858,344	5,991,873	2,888,673	1,789,454

4,623	5,128	11,218	6,913	6,434	2,130	17,830
7,103	5,645	4,386	5,334	5,214	4,945	1,669
1,643	1,967	2,644	2,679	2,524	1,329	650
12	15	21	23	27	20	15
13,381	12,755	18,269	14,949	14,199	8,424	20,164
$3,776,309	$4,214,394	$5,956,986	$5,843,395	$5,977,674	$2,880,249	$1,769,290

$3,234,441	$3,615,560	$5,110,317	$5,085,058	$5,310,459	$2,580,694	$1,675,454
3,699	843	7,234	9,039	27,725	12,337	11,717
158,665	201,024	270,013	277,142	169,094	117,457	51,221
379,504	396,967	569,422	472,156	470,396	169,761	30,898
$3,776,309	$4,214,394	$5,956,986	$5,843,395	$5,977,674	$2,880,249	$1,769,290

$3,397,983	$3,819,578	$4,784,601	$4,441,689	$4,887,301	$2,346,188	$1,513,337
—	—	605,168	931,086	621,999	365,628	225,708

American Funds Target Date Retirement Series	31

Statements of assets and liabilities
at October 31, 2015

		2060 Fund	2055 Fund	2050 Fund	2045 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$8,367	$195,773	$481,337	$549,953
	Shares outstanding	839	12,341	37,289	41,687
	Net asset value per share	$9.97	$15.86	$12.91	$13.19
Class B:	Net assets	$12	$45	$55	$320
	Shares outstanding	1	3	4	24
	Net asset value per share	$9.97	$15.81	$12.80	$13.06
Class C:	Net assets	$861	$11,210	$14,682	$17,452
	Shares outstanding	87	715	1,153	1,340
	Net asset value per share	$9.93	$15.67	$12.74	$13.03
Class F-1:	Net assets	$12	$396	$1,075	$505
	Shares outstanding	1	25	84	38
	Net asset value per share	$9.98	$15.84	$12.87	$13.16
Class F-2:	Net assets	$172	$500	$1,459	$658
	Shares outstanding	17	32	113	50
	Net asset value per share	$9.98	$15.88	$12.92	$13.22
Class R-1:	Net assets	$25	$1,920	$6,553	$8,591
	Shares outstanding	3	123	518	664
	Net asset value per share	$9.97	$15.55	$12.65	$12.94
Class R-2:	Net assets	$3,716	$125,569	$278,379	$369,021
	Shares outstanding	374	8,060	21,989	28,606
	Net asset value per share	$9.93	$15.58	$12.66	$12.90
Class R-2E:	Net assets	$10	$66	$159	$162
	Shares outstanding	1	4	12	12
	Net asset value per share	$9.98	$15.83	$12.86	$13.15
Class R-3:	Net assets	$4,392	$120,852	$339,884	$391,190
	Shares outstanding	441	7,687	26,600	29,975
	Net asset value per share	$9.95	$15.72	$12.78	$13.05
Class R-4:	Net assets	$2,494	$100,268	$264,690	$321,495
	Shares outstanding	250	6,327	20,541	24,407
	Net asset value per share	$9.97	$15.85	$12.89	$13.17
Class R-5:	Net assets	$855	$46,009	$129,737	$164,709
	Shares outstanding	86	2,880	9,976	12,385
	Net asset value per share	$9.99	$15.97	$13.00	$13.30
Class R-6:	Net assets	$4,710	$115,365	$393,527	$493,950
	Shares outstanding	472	7,215	30,337	37,255
	Net asset value per share	$9.99	$15.99	$12.97	$13.26

See Notes to Financial Statements

32	American Funds Target Date Retirement Series

(dollars and shares in thousands, except per-share amounts)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$859,261	$972,524	$1,297,790	$1,441,587	$1,485,381	$911,778	$575,853
65,479	74,939	100,470	116,281	127,200	82,329	55,591
$13.12	$12.98	$12.92	$12.40	$11.68	$11.07	$10.36
$264	$334	$397	$349	$484	$90	$193
20	26	31	28	42	8	19
$12.99	$12.84	$12.77	$12.26	$11.57	$10.97	$10.27
$22,577	$33,415	$40,540	$49,740	$48,221	$28,012	$14,558
1,741	2,607	3,177	4,063	4,179	2,559	1,423
$12.97	$12.82	$12.76	$12.24	$11.54	$10.95	$10.23
$1,276	$2,242	$2,609	$3,672	$6,600	$2,602	$941
97	173	203	297	567	236	91
$13.10	$12.96	$12.88	$12.36	$11.65	$11.05	$10.35
$1,723	$2,365	$3,691	$9,301	$5,123	$2,671	$1,689
131	182	285	750	438	241	163
$13.14	$12.99	$12.93	$12.41	$11.69	$11.09	$10.37
$16,628	$16,426	$26,985	$21,907	$19,717	$12,596	$4,468
1,294	1,295	2,125	1,800	1,718	1,161	436
$12.85	$12.68	$12.70	$12.17	$11.48	$10.85	$10.25
$535,881	$669,284	$809,335	$825,632	$698,802	$335,681	$135,246
41,700	52,640	63,955	67,979	60,967	30,871	13,267
$12.85	$12.71	$12.65	$12.15	$11.46	$10.87	$10.19
$310	$310	$1,168	$315	$818	$191	$142
24	24	91	26	70	17	14
$13.08	$12.93	$12.86	$12.35	$11.63	$11.04	$10.33
$606,505	$703,477	$1,037,069	$979,441	$981,569	$480,632	$223,081
46,645	54,742	81,062	79,776	84,786	43,771	21,687
$13.00	$12.85	$12.79	$12.28	$11.58	$10.98	$10.29
$531,099	$575,914	$851,682	$774,788	$865,420	$337,780	$235,514
40,535	44,456	66,038	62,585	74,182	30,528	22,754
$13.10	$12.95	$12.90	$12.38	$11.67	$11.06	$10.35
$265,121	$292,970	$358,729	$354,485	$343,301	$141,505	$87,862
20,048	22,412	27,568	28,391	29,186	12,689	8,426
$13.22	$13.07	$13.01	$12.49	$11.76	$11.15	$10.43
$935,664	$945,133	$1,526,991	$1,382,178	$1,522,238	$626,711	$489,743
70,949	72,519	117,725	110,943	129,714	56,362	47,071
$13.19	$13.03	$12.97	$12.46	$11.74	$11.12	$10.40

American Funds Target Date Retirement Series	33

Statements of operations
for the year ended October 31, 2015

	2060 Fund[1]		2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$78		$8,813	$25,550	$30,634
Affiliated issuers	—		—	—	—
	78		8,813	25,550	30,634

Fees and expenses[2] :
Investment advisory services	6		563	1,610	1,931
Distribution services	22		1,907	5,089	6,179
Transfer agent services	6		722	1,925	2,330
Reports to shareholders	1		22	57	66
Registration statement and prospectus	29		305	363	389
Trustees’ compensation	—	[3]	4	11	13
Auditing and legal	—	[3]	5	9	10
Custodian	5		11	11	11
Other	—	[3]	2	4	5
Total fees and expenses before waivers	69		3,541	9,079	10,934
Less reimbursements/waivers of fees and expenses:
Investment advisory services	6		563	1,610	1,931
Other	31		—	—	—
Total fees and expenses after waivers	32		2,978	7,469	9,003
Net investment income	46		5,835	18,081	21,631

Net realized (loss) gain and unrealized appreciation (depreciation) on investments:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(51)		2,205	9,666	10,639
Affiliated issuers	—		—	—	—
Capital gain distributions received	15		23,119	70,648	83,767
Net realized (loss) gain on investments	(36)		25,324	80,314	94,406
Net unrealized appreciation (depreciation)	1		(22,931)	(71,939)	(85,150)
Net realized (loss) gain and unrealized appreciation (depreciation) on investments	(35)		2,393	8,375	9,256
Net increase in net assets resulting from operations	$11		$8,228	$26,456	$30,887

[1]	For the period March 27, 2015, commencement of operations, through October 31, 2015.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

34	American Funds Target Date Retirement Series

			(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$53,452	$60,806	$80,925	$78,051	$91,887	$57,857	$37,249
—	—	7,265	13,212	9,111	6,107	3,462
53,452	60,806	88,190	91,263	100,998	63,964	40,711

3,225	3,598	5,093	5,029	5,242	2,723	1,622
9,648	11,451	15,497	15,734	15,516	8,375	4,208
3,646	4,281	5,750	5,820	5,707	3,056	1,600
108	119	166	163	170	91	54
449	459	514	512	529	391	319
22	24	34	34	35	19	11
14	15	20	20	20	12	9
11	11	11	11	11	11	11
8	9	12	12	13	8	5
17,131	19,967	27,097	27,335	27,243	14,686	7,839

3,225	3,598	5,093	5,029	5,242	2,723	1,622
—	—	—	—	—	—	—
13,906	16,369	22,004	22,306	22,001	11,963	6,217
39,546	44,437	66,186	68,957	78,997	52,001	34,494

21,803	49,904	74,029	115,294	37,527	59,056	24,824
—	—	1,244	(373)	(47)	1,096	(34)
137,992	151,158	195,408	165,317	135,456	59,987	27,867
159,795	201,062	270,681	280,238	172,936	120,139	52,657
(145,988)	(187,201)	(252,048)	(282,993)	(180,133)	(151,538)	(76,995)

13,807	13,861	18,633	(2,755)	(7,197)	(31,399)	(24,338)
$53,353	$58,298	$84,819	$66,202	$71,800	$20,602	$10,156

American Funds Target Date Retirement Series	35

Statements of changes in net assets

	2060 Fund	2055 Fund		2050 Fund
	Period ended October 31	Year ended October 31		Year ended October 31
	2015*	2015	2014	2015	2014
Operations:
Net investment income	$46	$5,835	$3,129	$18,081	$11,684
Net realized (loss) gain	(36)	25,324	10,350	80,314	38,230
Net unrealized appreciation (depreciation)	1	(22,931)	16,862	(71,939)	56,873
Net increase in net assets resulting from operations	11	8,228	30,341	26,456	106,787
Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(2,977)	(2,432)	(9,952)	(9,914)
Distributions from net realized gain on investments	—	(10,307)	(2,183)	(38,061)	(6,964)
Total dividends and distributions paid to shareholders	—	(13,284)	(4,615)	(48,013)	(16,878)

Net capital share transactions	25,615	315,696	152,269	631,869	317,155

Total increase in net assets	25,626	310,640	177,995	610,312	407,064

Net assets:
Beginning of period	—	407,333	229,338	1,301,225	894,161
End of period	$25,626	$717,973	$407,333	$1,911,537	$1,301,225
Undistributed (accumulated) net investment income (loss)	$42	$— †	$225	$(6)	$1,370

See Notes to Financial Statements

36	American Funds Target Date Retirement Series

								(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

$21,631	$13,400	$39,546	$24,329	$44,437	$27,694	$66,186	$41,644	$68,957	$41,821
94,406	40,507	159,795	77,734	201,062	76,445	270,681	123,015	280,238	99,629
(85,150)	70,435	(145,988)	108,708	(187,201)	130,868	(252,048)	164,856	(282,993)	167,412
30,887	124,342	53,353	210,771	58,298	235,007	84,819	329,515	66,202	308,862

(12,424)	(11,179)	(22,473)	(20,000)	(27,358)	(23,271)	(37,466)	(34,344)	(41,276)	(34,770)
(40,292)	(7,379)	(77,500)	(16,152)	(76,041)	(15,296)	(122,729)	(24,894)	(99,162)	(23,801)
(52,716)	(18,558)	(99,973)	(36,152)	(103,399)	(38,567)	(160,195)	(59,238)	(140,438)	(58,571)

814,014	412,064	1,185,351	693,713	1,361,230	707,736	1,948,369	942,978	1,926,574	865,073

792,185	517,848	1,138,731	868,332	1,316,129	904,176	1,872,993	1,213,255	1,852,338	1,115,364

1,525,821	1,007,973	2,637,578	1,769,246	2,898,265	1,994,089	4,083,993	2,870,738	3,991,057	2,875,693
$2,318,006	$1,525,821	$3,776,309	$2,637,578	$4,214,394	$2,898,265	$5,956,986	$4,083,993	$5,843,395	$3,991,057

$(5)	$2,273	$3,699	$4,386	$843	$7,197	$7,234	$9,737	$9,039	$13,566

See page 38 for footnotes.

American Funds Target Date Retirement Series	37

Statements of changes in net assets					(dollars in thousands)

	2020 Fund		2015 Fund		2010 Fund
	Year ended October 31		Year ended October 31		Year ended October 31
	2015	2014	2015	2014	2015	2014
Operations:
Net investment income	$78,997	$51,298	$52,001	$33,424	$34,494	$23,247
Net realized (loss) gain	172,936	99,641	120,139	59,570	52,657	41,470
Net unrealized appreciation (depreciation)	(180,133)	147,975	(151,538)	74,998	(76,995)	24,971
Net increase in net assets resulting from operations	71,800	298,914	20,602	167,992	10,156	89,688
Dividends and distributions paid to shareholders:
Dividends from net investment income	(49,434)	(42,462)	(31,066)	(28,565)	(19,225)	(22,210)
Distributions from net realized gain on investments	(99,293)	(27,161)	(59,405)	(35,156)	(41,150)	(34,044)
Total dividends and distributions paid to shareholders	(148,727)	(69,623)	(90,471)	(63,721)	(60,375)	(56,254)

Net capital share transactions	1,822,153	929,482	546,829	385,452	456,945	220,519

Total increase in net assets	1,745,226	1,158,773	476,960	489,723	406,726	253,953

Net assets:
Beginning of period	4,232,448	3,073,675	2,403,289	1,913,566	1,362,564	1,108,611
End of period	$5,977,674	$4,232,448	$2,880,249	$2,403,289	$1,769,290	$1,362,564
Undistributed (accumulated) net investment income (loss)	$27,725	$20,113	$12,337	$13,997	$11,717	$9,003

*	For the period March 27, 2015, commencement of operations, through October 31, 2015.
†	Amount less than one thousand.

See Notes to Financial Statements

38	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The series consists of 11 funds (the “funds”) — American Funds 2060 Target Date Retirement Fund

(“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund
(“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund
(“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund
(“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund
(“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund
(“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

On September 17, 2014, the series’ board of trustees approved the issuance of the 2060 Fund. The 2060 Fund commenced operations on March 27, 2015.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees:growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has 12 share classes consisting of five retail share classes (Classes A, B, C, as well as two F share classes, F-1 and F-2) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The seven retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class F-1 and F-2	None	None	None
Classes R-1, R-2,R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	39

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 63 to 85.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2015, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incur expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

40	American Funds Target Date Retirement Series

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower

American Funds Target Date Retirement Series	41

yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

42	American Funds Target Date Retirement Series

Management —The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2015, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series, except for 2060 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010. 2060 Fund commenced operations on March 27, 2015; therefore, the fund’s only tax year, 2015, remains open for U.S. federal and state tax authorities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of October 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2060	2055	2050	2045	2040	2035
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$42	$—	$—	$—	$3,711	$856
Undistributed long-term capital gain	15	24,483	79,195	93,909	159,218	201,471
Gross unrealized appreciation on investment securities	181	35,478	198,614	227,073	405,532	417,125
Gross unrealized depreciation on investment securities	(236)	(5,560)	(10,602)	(13,726)	(26,580)	(20,605)
Net unrealized (depreciation) appreciation on investment securities	(55)	29,918	188,012	213,347	378,952	396,520
Cost of investment securities	25,687	688,346	1,724,184	2,104,822	3,398,535	3,820,025
Reclassification to undistributed/distributions in excess of net investment income from undistributed net realized gain	—	—	19	42	—	93
Reclassification to capital paid in on shares of beneficial interest from undistributed/distributions in excess of net investment income	4	3,083	9,524	11,527	17,760	23,526
Reclassification to capital paid in on shares of beneficial interest from accumulated net realized loss/undistributed net realized gain	5	972	1,356	806	1,098	37

		2030	2025	2020	2015	2010
		Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income		$7,253	$9,058	$27,747	$12,353	$11,727
Undistributed long-term capital gain		270,609	278,287	171,114	118,675	52,953
Gross unrealized appreciation on investment securities		598,753	507,647	498,299	193,539	44,045
Gross unrealized depreciation on investment securities		(29,927)	(36,635)	(29,923)	(24,996)	(14,881)
Net unrealized (depreciation) appreciation on investment securities		568,826	471,012	468,376	168,543	29,164
Cost of investment securities		5,390,365	5,373,919	5,511,320	2,713,034	1,740,779
Reclassification to undistributed/distributions in excess of net investment income from undistributed net realized gain		230	3,067	3,952	2,750	1,429
Reclassification to capital paid in on shares of beneficial interest from undistributed/distributions in excess of net investment income		31,453	35,275	25,903	25,345	13,984
Reclassification to capital paid in on shares of beneficial interest from accumulated net realized loss/undistributed net realized gain		267	—	—	35	—

American Funds Target Date Retirement Series	43

No distributions were paid to shareholders of the 2060 Fund during the period March 27, 2015, commencement of operations, through October 31, 2015. The tax character of distributions paid to shareholders for all other funds was as follows (dollars in thousands):

2055 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$1,185		$3,340		$4,525		$1,038	$682	$1,720
Class B1	—	[2]	1		1		—	—	—
Class C1	24		78		102		—	—	—
Class F-1[1]	1		2		3		—	—	—
Class F-2[1]	1		2		3		—	—	—
Class R-1	2		34		36		6	7	13
Class R-2	219		2,177		2,396		424	481	905
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	444		1,934		2,378		478	399	877
Class R-4	425		1,246		1,671		338	223	561
Class R-5	239		539		778		211	120	331
Class R-6	437		954		1,391		134	74	208
Total	$2,977		$10,307		$13,284		$2,629	$1,986	$4,615

2050 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$3,528		$11,532		$15,060		$3,924	$2,377	$6,301
Class B1	1		2		3		—	—	—
Class C1	41		143		184		—	—	—
Class F-1[1]	3		8		11		—	—	—
Class F-2[1]	3		8		11		—	—	—
Class R-1	10		182		192		28	38	66
Class R-2	519		7,063		7,582		1,289	1,552	2,841
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	1,370		6,870		8,240		1,807	1,413	3,220
Class R-4	1,511		4,960		6,471		1,476	892	2,368
Class R-5	978		2,453		3,431		778	391	1,169
Class R-6	1,988		4,840		6,828		612	301	913
Total	$9,952		$38,061		$48,013		$9,914	$6,964	$16,878

44	American Funds Target Date Retirement Series

2045 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$4,157		$11,376		$15,533		$4,106	$2,311	$6,417
Class B1	1		5		6		—	—	—
Class C1	41		131		172		—	—	—
Class F-1[1]	3		7		10		—	—	—
Class F-2[1]	—	[2]	1		1		—	—	—
Class R-1	31		230		261		24	40	64
Class R-2	859		7,926		8,785		1,572	1,729	3,301
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	1,887		7,894		9,781		2,316	1,669	3,985
Class R-4	1,892		5,218		7,110		1,553	878	2,431
Class R-5	1,244		2,674		3,918		927	438	1,365
Class R-6	2,309		4,830		7,139		681	314	995
Total	$12,424		$40,292		$52,716		$11,179	$7,379	$18,558

2040 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$6,876		$21,024		$27,900		$7,339	$5,138	$12,477
Class B1	2		10		12		—	—	—
Class C1	63		220		283		—	—	—
Class F-1[1]	6		17		23		—	—	—
Class F-2[1]	7		15		22		—	—	—
Class R-1	28		472		500		85	130	215
Class R-2	1,316		13,661		14,977		2,581	3,507	6,088
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	2,946		13,562		16,508		3,656	3,335	6,991
Class R-4	3,326		10,071		13,397		3,080	2,159	5,239
Class R-5	2,246		5,356		7,602		1,860	1,086	2,946
Class R-6	5,657		13,092		18,749		1,399	797	2,196
Total	$22,473		$77,500		$99,973		$20,000	$16,152	$36,152

2035 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$8,419		$20,472		$28,891		$8,299	$4,701	$13,000
Class B1	3		10		13		—	—	—
Class C1	125		320		445		—	—	—
Class F-1[1]	10		23		33		—	—	—
Class F-2[1]	14		27		41		—	—	—
Class R-1	43		440		483		82	116	198
Class R-2	2,217		14,765		16,982		3,422	3,597	7,019
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	4,328		14,800		19,128		4,704	3,390	8,094
Class R-4	4,145		9,903		14,048		3,231	1,831	5,062
Class R-5	2,614		5,054		7,668		2,066	981	3,047
Class R-6	5,440		10,227		15,667		1,467	680	2,147
Total	$27,358		$76,041		$103,399		$23,271	$15,296	$38,567

See page 47 for footnotes.

American Funds Target Date Retirement Series	45

2030 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$10,991		$31,713		$42,704		$11,467	$7,247	$18,714
Class B1	3		11		14		—	—	—
Class C1	111		355		466		—	—	—
Class F-1[1]	17		42		59		—	—	—
Class F-2[1]	15		34		49		—	—	—
Class R-1	72		830		902		142	202	344
Class R-2	2,488		21,569		24,057		4,545	5,354	9,899
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	5,813		24,277		30,090		6,929	5,569	12,498
Class R-4	6,093		17,370		23,463		5,814	3,669	9,483
Class R-5	3,244		7,409		10,653		2,804	1,485	4,289
Class R-6	8,619		19,119		27,738		2,643	1,368	4,011
Total	$37,466		$122,729		$160,195		$34,344	$24,894	$59,238

2025 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$13,545		$28,684		$42,229		$12,648	$7,525	$20,173
Class B1	3		8		11		—	—	—
Class C1	159		368		527		—	—	—
Class F-1[1]	26		46		72		—	—	—
Class F-2[1]	23		40		63		—	—	—
Class R-1	84		531		615		108	144	252
Class R-2	3,536		18,227		21,763		4,745	5,193	9,938
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	6,963		20,136		27,099		7,059	5,372	12,431
Class R-4	6,301		13,249		19,550		5,223	3,106	8,329
Class R-5	3,382		5,791		9,173		2,632	1,313	3,945
Class R-6	7,254		12,082		19,336		2,355	1,148	3,503
Total	$41,276		$99,162		$140,438		$34,770	$23,801	$58,571

2020 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$16,081		$29,652		$45,733		$15,778	$9,081	$24,859
Class B1	5		12		17		—	—	—
Class C1	196		397		593		—	—	—
Class F-1[1]	40		63		103		—	—	—
Class F-2[1]	21		31		52		—	—	—
Class R-1	72		413		485		136	155	291
Class R-2	3,822		15,344		19,166		5,221	5,068	10,289
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	7,832		19,202		27,034		8,482	6,054	14,536
Class R-4	7,878		14,270		22,148		7,124	4,054	11,178
Class R-5	3,660		5,500		9,160		2,876	1,398	4,274
Class R-6	9,827		14,409		24,236		2,845	1,351	4,196
Total	$49,434		$99,293		$148,727		$42,462	$27,161	$69,623

46	American Funds Target Date Retirement Series

2015 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$11,851		$20,828		$32,679		$12,058	$13,195	$25,253
Class B1	1		2		3		—	—	—
Class C1	148		281		429		—	—	—
Class F-1[1]	18		28		46		—	—	—
Class F-2[1]	16		23		39		—	—	—
Class R-1	93		346		439		114	235	349
Class R-2	2,420		8,679		11,099		3,465	6,326	9,791
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	5,247		11,902		17,149		5,951	7,986	13,937
Class R-4	4,089		7,055		11,144		3,703	4,040	7,743
Class R-5	2,028		2,950		4,978		1,829	1,710	3,539
Class R-6	5,155		7,311		12,466		1,625	1,484	3,109
Total	$31,066		$59,405		$90,471		$28,745	$34,976	$63,721

2010 Fund

	Year ended October 31, 2015						Year ended October 31, 2014
					Total				Total
					dividends and				dividends and
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class A	$8,525		$17,455		$25,980		$11,997	$15,770	$27,767
Class B1	2		6		8		—	—	—
Class C1	112		240		352		—	—	—
Class F-1[1]	6		12		18		—	—	—
Class F-2[1]	16		28		44		—	—	—
Class R-1	36		138		174		59	114	173
Class R-2	1,139		4,435		5,574		2,376	4,374	6,750
Class R-2E3	—	[2]	—	[2]	—	[2]	—	—	—
Class R-3	2,384		6,208		8,592		3,726	5,672	9,398
Class R-4	2,602		5,258		7,860		3,161	4,119	7,280
Class R-5	1,323		2,245		3,568		1,077	1,246	2,323
Class R-6	3,080		5,125		8,205		1,201	1,362	2,563
Total	$19,225		$41,150		$60,375		$23,597	$32,657	$56,254

[1]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Effective January 1, 2016, the investment adviser will eliminate the management fee. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables on pages 63 to 85.

Other reimbursements — CRMC has agreed to reimburse a portion of the fees and expenses of 2060 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements.

American Funds Target Date Retirement Series	47

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Class F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2015, there were no unreimbursed expenses subject to reimbursement for the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2015, were as follows (dollars in thousands):

2060 Fund*

Share class	Distribution services		Transfer agent services
Class A	$ 5		$1
Class B	—	†	—	†
Class C	2		—	†
Class F-1	—	†	—	†
Class F-2	Not applicable		—	†
Class R-1	—	†	—	†
Class R-2	8		3
Class R-2E	—		—	†
Class R-3	5		1
Class R-4	2		1
Class R-5	Not applicable		—	†
Class R-6	Not applicable		—	†
Total class-specific expenses	$22		$6

2055 Fund

Share class	Distribution services		Transfer agent services
Class A	$ 344		$166
Class B	1		—	†
Class C	67		6
Class F-1	1		—	†
Class F-2	Not applicable		—	†
Class R-1	16		2
Class R-2	793		299
Class R-2E	—	†	—	†
Class R-3	502		162
Class R-4	183		70
Class R-5	Not applicable		16
Class R-6	Not applicable		1
Total class-specific expenses	$1,907		$722

48	American Funds Target Date Retirement Series

2050 Fund

Share class	Distribution services		Transfer agent services
Class A	$ 972		$ 440
Class B	1		—	†
Class C	89		8
Class F-1	2		1
Class F-2	Not applicable		1
Class R-1	67		8
Class R-2	1,958		731
Class R-2E	—	†	—	†
Class R-3	1,461		468
Class R-4	539		208
Class R-5	Not applicable		55
Class R-6	Not applicable		5
Total class-specific expenses	$5,089		$1,925

2045 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,075		$ 495
Class B	3		—	†
Class C	103		9
Class F-1	1		—	†
Class F-2	Not applicable		1
Class R-1	88		11
Class R-2	2,515		938
Class R-2E	—	†	—	†
Class R-3	1,746		555
Class R-4	648		248
Class R-5	Not applicable		67
Class R-6	Not applicable		6
Total class-specific expenses	$6,179		$2,330

2040 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,776		$ 797
Class B	3		—	†
Class C	136		12
Class F-1	2		1
Class F-2	Not applicable		1
Class R-1	169		22
Class R-2	3,785		1,409
Class R-2E	—	†	—	†
Class R-3	2,700		860
Class R-4	1,077		417
Class R-5	Not applicable		114
Class R-6	Not applicable		13
Total class-specific expenses	$9,648		$3,646

2035 Fund

Share class	Distribution services		Transfer agent services
Class A	$ 1,986		$ 885
Class B	4		—	†
Class C	210		19
Class F-1	4		2
Class F-2	Not applicable		2
Class R-1	169		21
Class R-2	4,681		1,741
Class R-2E	—	†	—	†
Class R-3	3,218		1,025
Class R-4	1,179		452
Class R-5	Not applicable		122
Class R-6	Not applicable		12
Total class-specific expenses	$11,451		$4,281

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$ 2,697	$1,185
Class B	3	—	†
Class C	243	22
Class F-1	5	2
Class F-2	Not applicable	3
Class R-1	287	36
Class R-2	5,799	2,152
Class R-2E	2	1
Class R-3	4,694	1,494
Class R-4	1,767	683
Class R-5	Not applicable	151
Class R-6	Not applicable	21
Total class-specific expenses	$15,497	$5,750

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$ 3,127	$1,312
Class B	4	—	†
Class C	291	26
Class F-1	6	3
Class F-2	Not applicable	5
Class R-1	225	29
Class R-2	5,912	2,194
Class R-2E	1	—	†
Class R-3	4,544	1,460
Class R-4	1,624	626
Class R-5	Not applicable	147
Class R-6	Not applicable	18
Total class-specific expenses	$15,734	$5,820

See page 50 for footnotes.

American Funds Target Date Retirement Series	49

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$ 3,474	$1,397
Class B	5	1
Class C	308	28
Class F-1	12	6
Class F-2	Not applicable	3
Class R-1	188	24
Class R-2	5,124	1,905
Class R-2E	2	—	†
Class R-3	4,573	1,467
Class R-4	1,830	707
Class R-5	Not applicable	148
Class R-6	Not applicable	21
Total class-specific expenses	$15,516	$5,707

2015 Fund

Share class	Distribution services		Transfer agent services
Class A	$2,236		$ 891
Class B	1		—	†
Class C	184		17
Class F-1	4		2
Class F-2	Not applicable		2
Class R-1	137		18
Class R-2	2,599		968
Class R-2E	—	†	—	†
Class R-3	2,435		781
Class R-4	779		301
Class R-5	Not applicable		67
Class R-6	Not applicable		9
Total class-specific expenses	$8,375		$3,056

2010 Fund

Share class	Distribution services		Transfer agent services
Class A	$1,382		$ 588
Class B	2		—	†
Class C	111		10
Class F-1	2		1
Class F-2	Not applicable		1
Class R-1	46		6
Class R-2	1,071		400
Class R-2E	—	†	—	†
Class R-3	1,096		352
Class R-4	498		192
Class R-5	Not applicable		43
Class R-6	Not applicable		7
Total class-specific expenses	$4,208		$1,600

*	For the period March 27, 2015, commencement of operations, through October 31, 2015.
†	Amount less than one thousand.

50	American Funds Target Date Retirement Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase (decrease) in the value of the deferred amounts as follows (dollars in thousands):

	Current fees		Increase (decrease) in value of deferred amounts		Total trustees’ compensation
2060 Fund	$ —	*	$ —	*	$ —	*
2055 Fund	4		—	*	4
2050 Fund	11		—	*	11
2045 Fund	13		—	*	13
2040 Fund	22		—	*	22
2035 Fund	24		—	*	24
2030 Fund	35		(1)		34
2025 Fund	34		—	*	34
2020 Fund	36		(1)		35
2015 Fund	19		—	*	19
2010 Fund	11		—	*	11

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2015, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$27,887	$2,204
2055 Fund	364,388	32,989
2050 Fund	765,316	92,815
2045 Fund	969,747	103,844
2040 Fund	1,432,260	169,616
2035 Fund	1,637,732	183,362
2030 Fund	2,354,868	305,461
2025 Fund	2,491,634	472,017
2020 Fund	2,317,842	429,957
2015 Fund	989,496	420,892
2010 Fund	770,253	311,437

American Funds Target Date Retirement Series	51

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

	Sales[1]		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

For the period March 27, 2015[2] through October 31, 2015

Class A	$8,892	895	$(547)	(56)	$8,345	839
Class B	15	1	(3)	— [3]	12	1
Class C	962	97	(101)	(10)	861	87
Class F-1	28	3	(14)	(2)	14	1
Class F-2	186	19	(14)	(2)	172	17
Class R-1	25	3	—	—	25	3
Class R-2	5,731	575	(2,024)	(201)	3,707	374
Class R-2E	10	1	—	—	10	1
Class R-3	6,134	617	(1,724)	(176)	4,410	441
Class R-4	3,679	367	(1,159)	(117)	2,520	250
Class R-5	1,096	111	(246)	(25)	850	86
Class R-6	5,079	511	(390)	(39)	4,689	472
Total net increase (decrease)	$31,837	3,200	$(6,222)	(628)	$25,615	2,572

52	American Funds Target Date Retirement Series

2055 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$89,728	5,644	$4,524	289		$(31,798)	(1,998)	$62,454	3,935
Class B	27	2	1	—	[3]	(47)	(3)	(19)	(1)
Class C	9,883	626	102	7		(895)	(57)	9,090	576
Class F-1	482	30	2	—	[3]	(111)	(7)	373	23
Class F-2	546	35	3	—	[3]	(80)	(5)	469	30
Class R-1	1,154	74	36	2		(575)	(37)	615	39
Class R-2	74,234	4,748	2,395	155		(35,833)	(2,296)	40,796	2,607
Class R-2E	56	3	—	—		(2)	— [3]	54	3
Class R-3	75,952	4,822	2,356	151		(34,522)	(2,192)	43,786	2,781
Class R-4	71,296	4,492	1,670	106		(21,591)	(1,360)	51,375	3,238
Class R-5	36,090	2,260	778	49		(11,387)	(709)	25,481	1,600
Class R-6	96,227	6,016	1,392	88		(16,397)	(1,027)	81,222	5,077
Total net increase (decrease)	$455,675	28,752	$13,259	847		$(153,238)	(9,691)	$315,696	19,908

Year ended October 31, 2014
Class A	$64,154	4,168	$1,720	114		$(17,684)	(1,146)	$48,190	3,136
Class B4	68	4	—	—		(5)	— [3]	63	4
Class C4	2,273	146	—	—		(105)	(7)	2,168	139
Class F-1[4]	29	2	—	—		—	—	29	2
Class F-2[4]	36	2	—	—		(4)	— [3]	32	2
Class R-1	781	51	13	1		(403)	(27)	391	25
Class R-2	51,212	3,368	905	61		(26,198)	(1,728)	25,919	1,701
Class R-2E5	10	1	—	—		—	—	10	1
Class R-3	47,722	3,125	876	59		(22,739)	(1,492)	25,859	1,692
Class R-4	32,863	2,140	561	37		(11,786)	(765)	21,638	1,412
Class R-5	14,129	915	331	22		(11,953)	(780)	2,507	157
Class R-6	31,179	2,004	207	14		(5,923)	(378)	25,463	1,640
Total net increase (decrease)	$244,456	15,926	$4,613	308		$(96,800)	(6,323)	$152,269	9,911

See page 62 for footnotes.

American Funds Target Date Retirement Series	53

2050 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$134,942	10,419	$15,026	1,177		$(62,149)	(4,801)	$87,819	6,795
Class B	56	4	3	—	[3]	(76)	(6)	(17)	(2)
Class C	12,622	985	184	15		(883)	(69)	11,923	931
Class F-1	934	72	10	1		(32)	(2)	912	71
Class F-2	1,960	151	11	1		(746)	(59)	1,225	93
Class R-1	5,044	397	192	15		(4,527)	(356)	709	56
Class R-2	110,933	8,722	7,579	602		(77,499)	(6,109)	41,013	3,215
Class R-2E	156	11	—	—		(4)	— [3]	152	11
Class R-3	185,730	14,487	8,234	650		(88,210)	(6,893)	105,754	8,244
Class R-4	149,792	11,592	6,470	508		(55,447)	(4,305)	100,815	7,795
Class R-5	66,830	5,142	3,431	267		(23,900)	(1,843)	46,361	3,566
Class R-6	275,246	21,289	6,828	534		(46,871)	(3,615)	235,203	18,208
Total net increase (decrease)	$944,245	73,271	$47,968	3,770		$(360,344)	(28,058)	$631,869	48,983

Year ended October 31, 2014
Class A	$107,486	8,549	$6,290	512		$(50,999)	(4,053)	$62,777	5,008
Class B4	85	7	—	—		(11)	(1)	74	6
Class C4	3,015	237	—	—		(190)	(15)	2,825	222
Class F-1[4]	186	14	—	—		(18)	(1)	168	13
Class F-2[4]	483	38	—	—		(223)	(18)	260	20
Class R-1	3,405	277	66	5		(2,811)	(226)	660	56
Class R-2	86,611	6,980	2,838	234		(65,965)	(5,321)	23,484	1,893
Class R-2E5	10	1	—	—		—	—	10	1
Class R-3	98,065	7,849	3,215	263		(61,810)	(4,965)	39,470	3,147
Class R-4	83,639	6,677	2,368	193		(42,648)	(3,390)	43,359	3,480
Class R-5	53,025	4,200	1,169	95		(25,883)	(2,043)	28,311	2,252
Class R-6	129,911	10,162	913	74		(15,067)	(1,185)	115,757	9,051
Total net increase (decrease)	$565,921	44,991	$16,859	1,376		$(265,625)	(21,218)	$317,155	25,149

54	American Funds Target Date Retirement Series

2045 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$167,316	12,638	$15,516	1,190		$(67,171)	(5,078)	$115,661	8,750
Class B	310	23	6	—	[3]	(150)	(11)	166	12
Class C	15,003	1,143	172	13		(1,232)	(94)	13,943	1,062
Class F-1	408	30	10	1		(75)	(6)	343	25
Class F-2	1,003	76	1	—	[3]	(372)	(28)	632	48
Class R-1	5,229	400	258	20		(4,606)	(355)	881	65
Class R-2	157,404	12,134	8,781	685		(92,968)	(7,176)	73,217	5,643
Class R-2E	155	12	—	—		(3)	(1)	152	11
Class R-3	183,988	14,036	9,777	756		(101,642)	(7,761)	92,123	7,031
Class R-4	187,307	14,207	7,110	546		(64,268)	(4,870)	130,149	9,883
Class R-5	83,199	6,251	3,916	298		(23,903)	(1,800)	63,212	4,749
Class R-6	376,157	28,402	7,139	546		(59,761)	(4,515)	323,535	24,433
Total net increase (decrease)	$1,177,479	89,352	$52,686	4,055		$(416,151)	(31,695)	$814,014	61,712

Year ended October 31, 2014
Class A	$130,091	10,146	$6,410	512		$(49,221)	(3,830)	$87,280	6,828
Class B4	158	12	—	—		(5)	— [3]	153	12
Class C4	3,819	294	—	—		(202)	(16)	3,617	278
Class F-1[4]	163	13	—	—		— [3]	— [3]	163	13
Class F-2[4]	134	10	—	—		(111)	(8)	23	2
Class R-1	3,208	253	64	5		(1,597)	(127)	1,675	131
Class R-2	112,947	8,964	3,298	267		(78,963)	(6,273)	37,282	2,958
Class R-2E5	10	1	—	—		—	—	10	1
Class R-3	136,594	10,776	3,978	320		(82,983)	(6,534)	57,589	4,562
Class R-4	102,822	8,029	2,431	194		(42,255)	(3,286)	62,998	4,937
Class R-5	73,682	5,749	1,364	108		(38,863)	(3,013)	36,183	2,844
Class R-6	139,776	10,772	995	79		(15,680)	(1,206)	125,091	9,645
Total net increase (decrease)	$703,404	55,019	$18,540	1,485		$(309,880)	(24,293)	$412,064	32,211

See page 62 for footnotes.

American Funds Target Date Retirement Series	55

2040 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$219,062	16,624	$27,867	2,147	$(100,844)	(7,668)	$146,085	11,103
Class B	209	15	12	1	(263)	(20)	(42)	(4)
Class C	18,517	1,419	281	22	(1,930)	(148)	16,868	1,293
Class F-1	1,021	77	23	2	(222)	(17)	822	62
Class F-2	1,556	117	21	2	(153)	(12)	1,424	107
Class R-1	8,217	634	499	39	(7,238)	(559)	1,478	114
Class R-2	193,437	14,969	14,970	1,171	(130,478)	(10,114)	77,929	6,026
Class R-2E	325	25	—	—	(30)	(2)	295	23
Class R-3	278,143	21,316	16,472	1,278	(143,547)	(11,004)	151,068	11,590
Class R-4	287,117	21,867	13,398	1,034	(94,168)	(7,187)	206,347	15,714
Class R-5	112,468	8,476	7,601	582	(37,155)	(2,807)	82,914	6,251
Class R-6	589,027	44,827	18,750	1,441	(107,614)	(8,185)	500,163	38,083
Total net increase (decrease)	$1,709,099	130,366	$99,894	7,719	$(623,642)	(47,723)	$1,185,351	90,362

Year ended October 31, 2014
Class A	$177,065	13,814	$12,464	996	$(84,790)	(6,615)	$104,739	8,195
Class B4	322	25	—	—	(15)	(1)	307	24
Class C4	6,106	469	—	—	(268)	(21)	5,838	448
Class F-1[4]	464	36	—	—	(11)	(1)	453	35
Class F-2[4]	386	30	—	—	(72)	(6)	314	24
Class R-1	5,606	447	215	17	(5,883)	(465)	(62)	(1)
Class R-2	148,632	11,781	6,081	492	(105,760)	(8,391)	48,953	3,882
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	165,585	13,017	6,988	561	(109,812)	(8,634)	62,761	4,944
Class R-4	157,167	12,272	5,237	419	(86,277)	(6,747)	76,127	5,944
Class R-5	123,797	9,644	2,946	234	(73,552)	(5,698)	53,191	4,180
Class R-6	373,011	28,626	2,197	175	(34,126)	(2,633)	341,082	26,168
Total net increase (decrease)	$1,158,151	90,162	$36,128	2,894	$(500,566)	(39,212)	$693,713	53,844

56	American Funds Target Date Retirement Series

2035 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$265,072	20,368	$28,832	2,245	$(106,697)	(8,208)	$187,207	14,405
Class B	275	21	13	1	(305)	(23)	(17)	(1)
Class C	28,761	2,219	443	35	(2,298)	(178)	26,906	2,076
Class F-1	2,149	164	33	3	(703)	(55)	1,479	112
Class F-2	2,487	189	41	3	(841)	(65)	1,687	127
Class R-1	6,013	471	482	38	(7,236)	(564)	(741)	(55)
Class R-2	248,320	19,424	16,978	1,342	(152,885)	(11,971)	112,413	8,795
Class R-2E	299	24	—	—	(7)	(1)	292	23
Class R-3	297,264	23,031	19,122	1,500	(176,452)	(13,697)	139,934	10,834
Class R-4	318,648	24,539	14,033	1,094	(114,836)	(8,853)	217,845	16,780
Class R-5	128,433	9,827	7,668	595	(39,126)	(2,994)	96,975	7,428
Class R-6	664,496	51,072	15,666	1,218	(102,912)	(7,913)	577,250	44,377
Total net increase (decrease)	$1,962,217	151,349	$103,311	8,074	$(704,298)	(54,522)	$1,361,230	104,901

Year ended October 31, 2014
Class A	$201,053	15,913	$12,976	1,050	$(92,718)	(7,330)	$121,311	9,633
Class B4	351	28	—	—	(6)	(1)	345	27
Class C4	7,433	581	—	—	(655)	(50)	6,778	531
Class F-1[4]	827	65	—	—	(50)	(4)	777	61
Class F-2[4]	733	57	—	—	(26)	(2)	707	55
Class R-1	5,734	464	198	17	(5,094)	(413)	838	68
Class R-2	184,231	14,802	7,015	576	(137,960)	(11,087)	53,286	4,291
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	207,067	16,494	8,092	659	(126,976)	(10,112)	88,183	7,041
Class R-4	168,091	13,265	5,061	410	(68,518)	(5,403)	104,634	8,272
Class R-5	135,840	10,713	3,048	245	(83,425)	(6,556)	55,463	4,402
Class R-6	305,749	23,990	2,146	174	(32,491)	(2,549)	275,404	21,615
Total net increase (decrease)	$1,217,119	96,373	$38,536	3,131	$(547,919)	(43,507)	$707,736	55,997

See page 62 for footnotes.

American Funds Target Date Retirement Series	57

2030 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$353,998	27,337	$42,642	3,337	$(155,169)	(12,007)	$241,471	18,667
Class B	249	19	13	1	(186)	(14)	76	6
Class C	34,138	2,657	466	37	(2,729)	(214)	31,875	2,480
Class F-1	2,174	168	59	5	(395)	(32)	1,838	141
Class F-2	6,037	471	50	4	(2,982)	(233)	3,105	242
Class R-1	9,045	708	902	71	(10,750)	(838)	(803)	(59)
Class R-2	266,715	20,963	24,052	1,910	(191,726)	(15,095)	99,041	7,778
Class R-2E	1,294	99	—	—	(125)	(9)	1,169	90
Class R-3	438,505	34,108	30,079	2,370	(233,434)	(18,200)	235,150	18,278
Class R-4	453,116	35,039	23,463	1,838	(173,559)	(13,435)	303,020	23,442
Class R-5	148,338	11,384	10,653	830	(45,163)	(3,469)	113,828	8,745
Class R-6	1,067,220	82,663	27,738	2,167	(176,359)	(13,642)	918,599	71,188
Total net increase (decrease)	$2,780,829	215,616	$160,117	12,570	$(992,577)	(77,188)	$1,948,369	150,998

Year ended October 31, 2014
Class A	$258,546	20,453	$18,693	1,514	$(122,069)	(9,641)	$155,170	12,326
Class B4	385	30	—	—	(67)	(5)	318	25
Class C4	9,498	742	—	—	(584)	(45)	8,914	697
Class F-1[4]	821	64	—	—	(25)	(2)	796	62
Class F-2[4]	672	52	—	—	(108)	(9)	564	43
Class R-1	7,943	638	343	28	(5,578)	(447)	2,708	219
Class R-2	205,803	16,552	9,895	812	(162,284)	(13,059)	53,414	4,305
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	281,507	22,472	12,488	1,018	(175,485)	(14,010)	118,510	9,480
Class R-4	235,682	18,634	9,483	769	(139,770)	(11,116)	105,395	8,287
Class R-5	162,382	12,833	4,290	346	(106,340)	(8,355)	60,332	4,824
Class R-6	493,994	38,624	4,010	324	(61,157)	(4,806)	436,847	34,142
Total net increase (decrease)	$1,657,243	131,095	$59,202	4,811	$(773,467)	(61,495)	$942,978	74,411

58	American Funds Target Date Retirement Series

2025 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$412,920	33,248	$42,157	3,427	$(173,266)	(13,979)	$281,811	22,696
Class B	303	24	10	1	(239)	(20)	74	5
Class C	40,630	3,304	527	43	(2,675)	(218)	38,482	3,129
Class F-1	3,985	319	72	6	(1,126)	(91)	2,931	234
Class F-2	10,315	826	63	5	(1,481)	(119)	8,897	712
Class R-1	7,700	631	614	51	(7,494)	(617)	820	65
Class R-2	280,135	22,962	21,752	1,795	(204,844)	(16,813)	97,043	7,944
Class R-2E	314	25	—	—	(5)	— [3]	309	25
Class R-3	403,942	32,804	27,083	2,218	(249,691)	(20,327)	181,334	14,695
Class R-4	414,455	33,372	19,537	1,591	(165,659)	(13,365)	268,333	21,598
Class R-5	151,280	12,143	9,168	742	(44,392)	(3,560)	116,056	9,325
Class R-6	1,132,472	91,417	19,326	1,567	(221,314)	(17,833)	930,484	75,151
Total net increase (decrease)	$2,858,451	231,075	$140,309	11,446	$(1,072,186)	(86,942)	$1,926,574	155,579

Year ended October 31, 2014
Class A	$302,773	24,863	$20,124	1,693	$(138,676)	(11,379)	$184,221	15,177
Class B4	344	28	—	—	(63)	(5)	281	23
Class C4	12,122	981	—	—	(573)	(47)	11,549	934
Class F-1[4]	801	65	—	—	(31)	(2)	770	63
Class F-2[4]	543	44	—	—	(71)	(6)	472	38
Class R-1	7,782	649	252	21	(5,187)	(429)	2,847	241
Class R-2	215,627	17,989	9,935	847	(162,362)	(13,560)	63,200	5,276
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	268,178	22,211	12,424	1,051	(181,516)	(15,025)	99,086	8,237
Class R-4	226,118	18,541	8,328	701	(118,540)	(9,689)	115,906	9,553
Class R-5	153,525	12,578	3,943	330	(87,025)	(7,095)	70,443	5,813
Class R-6	365,613	29,753	3,497	294	(52,822)	(4,306)	316,288	25,741
Total net increase (decrease)	$1,553,436	127,703	$58,503	4,937	$(746,866)	(61,543)	$865,073	71,097

See page 62 for footnotes.

American Funds Target Date Retirement Series	59

2020 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$407,067	34,807	$45,646	3,942	$(234,771)	(20,109)	$217,942	18,640
Class B	333	29	16	1	(358)	(30)	(9)	—	[3]
Class C	39,861	3,438	593	51	(5,396)	(468)	35,058	3,021
Class F-1	5,246	450	103	9	(433)	(38)	4,916	421
Class F-2	5,233	448	52	5	(1,134)	(98)	4,151	355
Class R-1	7,787	679	486	43	(6,778)	(591)	1,495	131
Class R-2	226,183	19,666	19,150	1,675	(197,744)	(17,211)	47,589	4,130
Class R-2E	930	80	—	—	(124)	(11)	806	69
Class R-3	405,303	34,904	27,009	2,346	(264,788)	(22,868)	167,524	14,382
Class R-4	476,182	40,726	22,122	1,912	(207,588)	(17,826)	290,716	24,812
Class R-5	160,070	13,623	9,157	788	(59,480)	(5,068)	109,747	9,343
Class R-6	1,163,153	99,763	24,236	2,089	(245,171)	(20,987)	942,218	80,865
Total net increase (decrease)	$2,897,348	248,613	$148,570	12,861	$(1,223,765)	(105,305)	$1,822,153	156,169

Year ended October 31, 2014
Class A	$337,245	29,362	$24,820	2,214	$(186,811)	(16,241)	$175,254	15,335
Class B4	563	49	—	—	(75)	(7)	488	42
Class C4	13,973	1,202	—	—	(516)	(44)	13,457	1,158
Class F-1[4]	1,765	151	—	—	(63)	(5)	1,702	146
Class F-2[4]	1,158	98	—	—	(180)	(15)	978	83
Class R-1	4,969	439	290	26	(6,122)	(539)	(863)	(74)
Class R-2	195,258	17,247	10,285	929	(150,552)	(13,319)	54,991	4,857
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	275,362	24,167	14,529	1,303	(198,920)	(17,450)	90,971	8,020
Class R-4	282,297	24,548	11,177	998	(186,459)	(16,324)	107,015	9,222
Class R-5	142,885	12,386	4,274	380	(81,168)	(7,005)	65,991	5,761
Class R-6	490,403	42,257	4,196	374	(75,111)	(6,491)	419,488	36,140
Total net increase (decrease)	$1,745,888	151,907	$69,571	6,224	$(885,977)	(77,440)	$929,482	80,691

60	American Funds Target Date Retirement Series

2015 Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$233,930	21,031	$32,549	2,945		$(194,643)	(17,510)	$71,836	6,466
Class B	118	11	3	—	[3]	(99)	(9)	22	2
Class C	23,397	2,120	429	39		(4,051)	(368)	19,775	1,791
Class F-1	2,063	188	46	4		(638)	(58)	1,471	134
Class F-2	2,413	218	38	4		(671)	(61)	1,780	161
Class R-1	4,765	436	439	40		(6,612)	(602)	(1,408)	(126)
Class R-2	102,385	9,364	11,095	1,017		(124,287)	(11,364)	(10,807)	(983)
Class R-2E	185	16	—	—		— [3]	— [3]	185	16
Class R-3	186,451	16,870	17,143	1,561		(193,563)	(17,541)	10,031	890
Class R-4	207,897	18,640	11,143	1,010		(144,047)	(12,963)	74,993	6,687
Class R-5	58,064	5,198	4,979	449		(44,547)	(3,982)	18,496	1,665
Class R-6	541,419	48,788	12,465	1,127		(193,429)	(17,407)	360,455	32,508
Total net increase (decrease)	$1,363,087	122,880	$90,329	8,196		$(906,587)	(81,865)	$546,829	49,211

Year ended October 31, 2014
Class A	$223,560	20,238	$25,102	2,335		$(149,538)	(13,542)	$99,124	9,031
Class B4	93	8	—	—		(24)	(2)	69	6
Class C4	9,112	817	—	—		(545)	(49)	8,567	768
Class F-1[4]	1,182	105	—	—		(36)	(3)	1,146	102
Class F-2[4]	1,213	108	—	—		(317)	(28)	896	80
Class R-1	5,007	459	349	33		(4,299)	(396)	1,057	96
Class R-2	99,748	9,176	9,783	921		(117,505)	(10,813)	(7,974)	(716)
Class R-2E5	10	1	—	—		—	—	10	1
Class R-3	170,683	15,568	13,922	1,302		(159,577)	(14,562)	25,028	2,308
Class R-4	119,990	10,857	7,741	721		(84,740)	(7,662)	42,991	3,916
Class R-5	74,895	6,779	3,538	328		(55,364)	(4,961)	23,069	2,146
Class R-6	246,690	22,209	3,110	289		(58,331)	(5,282)	191,469	17,216
Total net increase (decrease)	$952,183	86,325	$63,545	5,929		$(630,276)	(57,300)	$385,452	34,954

See page 62 for footnotes.

American Funds Target Date Retirement Series	61

2010 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$92,510	8,881	$25,740	2,487	$(112,623)	(10,805)	$5,627	563
Class B	82	8	6	1	(126)	(12)	(38)	(3)
Class C	10,265	990	350	34	(1,827)	(178)	8,788	846
Class F-1	726	69	18	2	(804)	(75)	(60)	(4)
Class F-2	2,422	235	45	4	(1,534)	(149)	933	90
Class R-1	1,033	100	174	17	(1,012)	(98)	195	19
Class R-2	61,858	6,017	5,573	544	(75,078)	(7,304)	(7,647)	(743)
Class R-2E	136	13	—	—	(1)	— [3]	135	13
Class R-3	127,191	12,251	8,592	834	(109,954)	(10,597)	25,829	2,488
Class R-4	190,763	18,421	7,860	760	(126,690)	(12,174)	71,933	7,007
Class R-5	39,925	3,806	3,567	343	(24,159)	(2,310)	19,333	1,839
Class R-6	482,638	46,458	8,204	791	(158,925)	(15,261)	331,917	31,988
Total net increase (decrease)	$1,009,549	97,249	$60,129	5,817	$(612,733)	(58,963)	$456,945	44,103

Year ended October 31, 2014
Class A	$111,439	10,650	$27,493	2,714	$(103,038)	(9,863)	$35,894	3,501
Class B4	336	32	—	—	(106)	(10)	230	22
Class C4	6,193	587	—	—	(102)	(10)	6,091	577
Class F-1[4]	1,039	100	—	—	(54)	(5)	985	95
Class F-2[4]	1,331	125	—	—	(548)	(52)	783	73
Class R-1	1,622	156	173	17	(1,367)	(132)	428	41
Class R-2	65,494	6,361	6,748	673	(71,464)	(6,961)	778	73
Class R-2E5	10	1	—	—	—	—	10	1
Class R-3	132,074	12,747	9,384	930	(138,071)	(13,339)	3,387	338
Class R-4	99,960	9,564	7,280	719	(79,771)	(7,657)	27,469	2,626
Class R-5	53,197	5,111	2,323	228	(29,232)	(2,794)	26,288	2,545
Class R-6	181,595	17,219	2,564	252	(65,983)	(6,272)	118,176	11,199
Total net increase (decrease)	$654,290	62,653	$55,965	5,533	$(489,736)	(47,095)	$220,519	21,091

[1]	Includes exchanges between share classes of the fund.
[2]	Commencement of operations.
[3]	Amount less than one thousand.
[4]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[5]	Class R-2E shares were offered beginning August 29, 2014.

62	American Funds Target Date Retirement Series

Financial highlights

2060 Fund

		Loss from								Ratio of	Ratio of
		investment operations[1]								expenses to	expenses to
	Net asset		Net losses on		Dividends					average net	average net				Ratio of
	value,	Net	securities (both	Total from	(from net	Net asset		Net assets,		assets before	assets after		Net effective		net income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period		reimbursements/	reimbursements/		expense		to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2,3]	(in millions)		waivers[4]	waivers[3,4]		ratio[3,5]		net assets[3]
Class A:
10/31/15[6,7]	$10.00	$.05	$(.08)	$(.03)	$—	$9.97	(.30)%[8]	$8		1.11%[9]	.42%[9]		.83%[9]		.80%[9]
Class B:
10/31/15[6,7]	10.00	.05	(.08)	(.03)	—	9.97	(.30)[8,10]	—	[11]	1.08 [9,10]	.31	[9,10]	.72	[9,10]	.82	[9,10]
Class C:
10/31/15[6,7]	10.00	.01	(.08)	(.07)	—	9.93	(.70)[8]	1		1.83 [9]	1.11	[9]	1.52	[9]	.15	[9]
Class F-1:
10/31/15[6,7]	10.00	.04	(.06)	(.02)	—	9.98	(.20)[8,10]	—	[11]	1.06 [9,10]	.25	[9,10]	.66	[9,10]	.74	[9,10]
Class F-2:
10/31/15[6,7]	10.00	.07	(.09)	(.02)	—	9.98	(.20)[8]	—	[11]	.90 [9]	.17	[9]	.58	[9]	1.17	[9]
Class R-1:
10/31/15[6,7]	10.00	.05	(.08)	(.03)	—	9.97	(.30)[8,10]	—	[11]	1.15 [9,10]	.46	[9,10]	.87	[9,10]	.84	[9,10]

See page 85 for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2060 Fund

		Loss from							Ratio of	Ratio of
		investment operations[1]							expenses to	expenses to
	Net asset		Net losses on		Dividends				average net	average net				Ratio of
	value,	Net	securities (both	Total from	(from net	Net asset		Net assets,	assets before	assets after		Net effective		net income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	reimbursements/	reimbursements/		expense		to average
Period ended	of period	income	unrealized)	operations	income)	of period	return[2,3]	(in millions)	waivers[4]	waivers[3,4]		ratio[3,5]		net assets[3]
Class R-2:
10/31/15[6,7]	$10.00	$.01	$(.08)	$(.07)	$—	$9.93	(.70)%[8]	$4	1.69%[9]	1.06%[9]		1.47%[9]		.25%[9]
Class R-2E:
10/31/15[6,7]	10.00	.05	(.07)	(.02)	—	9.98	(.20)[8,12]	— [11]	1.18 [9,12]	.28	[9,12]	.69	[9,12]	.81	[9,12]
Class R-3:
10/31/15[6,7]	10.00	.03	(.08)	(.05)	—	9.95	(.50)[8]	4	1.17 [9]	.67	[9]	1.08	[9]	.45	[9]
Class R-4:
10/31/15[6,7]	10.00	.05	(.08)	(.03)	—	9.97	(.30)[8]	3	.94 [9]	.39	[9]	.80	[9]	.91	[9]
Class R-5:
10/31/15[6,7]	10.00	.06	(.07)	(.01)	—	9.99	(.10)[8]	1	.74 [9]	.11	[9]	.52	[9]	1.09	[9]
Class R-6:
10/31/15[6,7]	10.00	.07	(.08)	(.01)	—	9.99	(.10)[8]	5	.52 [9]	.05	[9]	.46	[9]	1.26	[9]

64	American Funds Target Date Retirement Series

2055 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$16.04	$.20	$.12	$.32	$(.13)	$(.37)	$(.50)	$15.86	2.07%		$196		.47%		.37%		.78%		1.23%
10/31/14	14.77	.19	1.38	1.57	(.17)	(.13)	(.30)	16.04	10.80		135		.48		.38		.78		1.22
10/31/13	12.13	.21	2.72	2.93	(.20)	(.09)	(.29)	14.77	24.68		78		.49		.35		.75		1.54
10/31/12	11.14	.18	1.13	1.31	(.16)	(.16)	(.32)	12.13	12.18		38		.56		.37		.78		1.59
10/31/11	11.12	.18	.06	.24	(.15)	(.07)	(.22)	11.14	2.11		20		.76		.39		.79		1.57
Class B:
10/31/15	15.97	.10	.13	.23	(.02)	(.37)	(.39)	15.81	1.49	[10]	—	[11]	1.07	[10]	.97	[10]	1.38	[10]	.63	[10]
10/31/14[7,13]	15.17	.03	.77	.80	—	—	—	15.97	5.27	[8,10]	—	[11]	1.12	[9,10]	1.02	[9,10]	1.42	[9,10]	.25	[9,10]
Class C:
10/31/15	15.96	.05	.14	.19	(.11)	(.37)	(.48)	15.67	1.25		11		1.25		1.15		1.56		.30
10/31/14[7,13]	15.17	.02	.77	.79	—	—	—	15.96	5.21	[8]	2		1.22	[9]	1.12	[9]	1.52	[9]	.15	[9]
Class F-1:
10/31/15	16.05	.16	.16	.32	(.16)	(.37)	(.53)	15.84	2.03		—	[11]	.50		.40		.81		1.04
10/31/14[7,13]	15.17	.11	.77	.88	—	—	—	16.05	5.80	[8,10]	—	[11]	.43	[9,10]	.33	[9,10]	.73	[9,10]	1.02	[9,10]
Class F-2:
10/31/15	16.06	.20	.16	.36	(.17)	(.37)	(.54)	15.88	2.29		1		.26		.16		.57		1.26
10/31/14[7,13]	15.17	.16	.73	.89	—	—	—	16.06	5.87	[8]	—	[11]	.30	[9]	.20	[9]	.60	[9]	1.46	[9]
Class R-1:
10/31/15	15.76	.06	.13	.19	(.03)	(.37)	(.40)	15.55	1.21		2		1.29		1.19		1.60		.41
10/31/14	14.55	.06	1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
10/31/13	11.99	.10	2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81		1		1.27		1.13		1.53		.78
10/31/12	11.05	.09	1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24		—	[11]	1.29		1.12		1.53		.75
10/31/11	11.05	.09	.08	.17	(.10)	(.07)	(.17)	11.05	1.43		—	[11]	1.51		1.16		1.56		.78

See page 85 for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$15.78	$.08	$.13	$.21	$(.04)	$(.37)	$(.41)	$15.58	1.35%	$126		1.19%		1.09%		1.50%		.51%
10/31/14	14.57	.08	1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96	86		1.23		1.13		1.53		.50
10/31/13	11.98	.11	2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85	54		1.20		1.06		1.46		.85
10/31/12	11.04	.10	1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30	27		1.29		1.10		1.51		.86
10/31/11	11.06	.09	.08	.17	(.12)	(.07)	(.19)	11.04	1.43	13		1.48		1.11		1.51		.79
Class R-2E:
10/31/15	16.05	.11	.20	.31	(.16)	(.37)	(.53)	15.83	1.98 [10]	—	[11]	.64	[10]	.54	[10]	.95	[10]	.71	[10]
10/31/14[7,14]	13.17	.04	2.84	2.88	—	—	—	16.05	(.37)[8,12]	—	[11]	.06	[8,12]	.04	[8,12]	.44	[8,12]	.25	[8,12]
Class R-3:
10/31/15	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72	121		.82		.72		1.13		.86
10/31/14	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38	78		.85		.75		1.15		.85
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30	47		.85		.71		1.11		1.17
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75	24		.92		.73		1.14		1.25
10/31/11	11.09	.13	.07	.20	(.13)	(.07)	(.20)	11.09	1.75	11		1.09		.74		1.14		1.13
Class R-4:
10/31/15	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04	100		.51		.41		.82		1.15
10/31/14	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81	49		.53		.43		.83		1.15
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62	25		.53		.39		.79		1.48
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16	11		.58		.39		.80		1.45
10/31/11	11.11	.16	.09	.25	(.15)	(.07)	(.22)	11.14	2.14	3		.77		.42		.82		1.45
Class R-5:
10/31/15	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34	46		.21		.11		.52		1.40
10/31/14	14.85	.23	1.39	1.62	(.20)	(.13)	(.33)	16.14	11.10	21		.23		.13		.53		1.49
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09	17		.22		.08		.48		1.80
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45	7		.30		.10		.51		1.90
10/31/11	11.14	.22	.05	.27	(.16)	(.07)	(.23)	11.18	2.38	4		.51		.11		.51		1.93
Class R-6:
10/31/15	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37	115		.16		.06		.47		1.40
10/31/14	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20	35		.16		.06		.46		1.41
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11	7		.17		.04		.44		1.66
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48	2		.24		.06		.47		1.69
10/31/11	11.14	.14	.15	.29	(.17)	(.07)	(.24)	11.19	2.50	1		.24		.06		.46		1.26

66	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$13.12	$.17	$.10	$.27	$(.11)	$(.37)	$(.48)	$12.91	2.12%		$481		.45%		.35%		.76%		1.28%
10/31/14	12.07	.16	1.13	1.29	(.15)	(.09)	(.24)	13.12	10.83		400		.46		.36		.76		1.28
10/31/13	9.92	.17	2.22	2.39	(.17)	(.07)	(.24)	12.07	24.69		308		.47		.37		.77		1.61
10/31/12	9.04	.16	.91	1.07	(.16)	(.03)	(.19)	9.92	12.13		215		.48		.38		.79		1.67
10/31/11	9.13	.16	.05	.21	(.17)	(.13)	(.30)	9.04	2.18		169		.49		.39		.79		1.75
Class B:
10/31/15	13.06	.09	.10	.19	(.08)	(.37)	(.45)	12.80	1.51	[10]	—	[11]	1.08	[10]	.98	[10]	1.39	[10]	.73	[10]
10/31/14[7,13]	12.40	.03	.63	.66	—	—	—	13.06	5.32	[8,10]	—	[11]	1.07	[9,10]	.97	[9,10]	1.37	[9,10]	.33	[9,10]
Class C:
10/31/15	13.05	.05	.12	.17	(.11)	(.37)	(.48)	12.74	1.29		15		1.22		1.12		1.53		.37
10/31/14[7,13]	12.40	.01	.64	.65	—	—	—	13.05	5.24	[8]	3		1.21	[9]	1.11	[9]	1.51	[9]	.14	[9]
Class F-1:
10/31/15	13.12	.14	.12	.26	(.14)	(.37)	(.51)	12.87	2.01		1		.48		.38		.79		1.05
10/31/14[7,13]	12.40	.09	.63	.72	—	—	—	13.12	5.81	[8,10]	—	[11]	.45	[9,10]	.35	[9,10]	.75	[9,10]	1.01	[9,10]
Class F-2:
10/31/15	13.13	.17	.13	.30	(.14)	(.37)	(.51)	12.92	2.36		1		.22		.12		.53		1.30
10/31/14[7,13]	12.40	.11	.62	.73	—	—	—	13.13	5.89	[8]	—	[11]	.24	[9]	.14	[9]	.54	[9]	1.26	[9]
Class R-1:
10/31/15	12.88	.07	.09	.16	(.02)	(.37)	(.39)	12.65	1.25		7		1.25		1.15		1.56		.52
10/31/14	11.86	.06	1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01		6		1.26		1.16		1.56		.47
10/31/13	9.75	.08	2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62		5		1.26		1.16		1.56		.79
10/31/12	8.88	.08	.91	.99	(.09)	(.03)	(.12)	9.75	11.36		3		1.26		1.16		1.57		.89
10/31/11	9.00	.09	.03	.12	(.11)	(.13)	(.24)	8.88	1.39		3		1.28		1.13		1.53		1.02

See page 85 for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$12.88	$.07	$.11	$.18	$(.03)	$(.37)	$(.40)	$12.66	1.39%	$278		1.15%		1.05%		1.46%		.58%
10/31/14	11.86	.07	1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09	242		1.18		1.08		1.48		.57
10/31/13	9.76	.10	2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79	200		1.15		1.05		1.45		.93
10/31/12	8.90	.09	.90	.99	(.10)	(.03)	(.13)	9.76	11.29	145		1.19		1.09		1.50		.96
10/31/11	9.00	.10	.04	.14	(.11)	(.13)	(.24)	8.90	1.51	117		1.19		1.09		1.49		1.05
Class R-2E:
10/31/15	13.12	.09	.16	.25	(.14)	(.37)	(.51)	12.86	1.96	—	[11]	.79		.69		1.10		.67
10/31/14[7,14]	13.43	.03	(.34)	(.31)	—	—	—	13.12	(.38)[8,12]	—	[11]	.06	[8,12]	.04	[8,12]	.44	[8,12]	.26	[8,12]
Class R-3:
10/31/15	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82	340		.79		.69		1.10		.89
10/31/14	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36	238		.80		.70		1.10		.94
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33	182		.80		.70		1.10		1.27
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75	121		.81		.71		1.12		1.32
10/31/11	9.06	.13	.04	.17	(.13)	(.13)	(.26)	8.97	1.86	89		.82		.72		1.12		1.43
Class R-4:
10/31/15	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11	265		.47		.37		.78		1.22
10/31/14	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85	167		.48		.38		.78		1.24
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63	112		.48		.38		.78		1.56
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15	68		.48		.38		.79		1.65
10/31/11	9.13	.16	.04	.20	(.17)	(.13)	(.30)	9.03	2.09	47		.50		.40		.80		1.70
Class R-5:
10/31/15	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37	130		.18		.08		.49		1.49
10/31/14	12.15	.19	1.14	1.33	(.18)	(.09)	(.27)	13.21	11.12	85		.18		.08		.48		1.51
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09	50		.17		.07		.47		1.83
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50	27		.19		.09		.50		1.94
10/31/11	9.18	.19	.04	.23	(.19)	(.13)	(.32)	9.09	2.43	20		.19		.09		.49		2.00
Class R-6:
10/31/15	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41	394		.13		.03		.44		1.46
10/31/14	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19	160		.13		.03		.43		1.40
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08	37		.13		.03		.43		1.81
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57	14		.14		.04		.45		1.82
10/31/11	9.16	.19	.04	.23	(.19)	(.13)	(.32)	9.07	2.48	4		.14		.04		.44		2.04

68	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$13.37	$.17	$.11	$.28	$(.12)	$(.34)	$(.46)	$13.19	2.11%		$550		.44%		.34%		.75%		1.28%
10/31/14	12.29	.17	1.15	1.32	(.15)	(.09)	(.24)	13.37	10.86		440		.45		.35		.75		1.29
10/31/13	10.11	.18	2.26	2.44	(.18)	(.08)	(.26)	12.29	24.71		321		.46		.36		.76		1.60
10/31/12	9.21	.16	.93	1.09	(.16)	(.03)	(.19)	10.11	12.07		208		.48		.38		.79		1.66
10/31/11	9.27	.16	.04	.20	(.16)	(.10)	(.26)	9.21	2.15		157		.49		.39		.79		1.74
Class B:
10/31/15	13.31	.06	.12	.18	(.09)	(.34)	(.43)	13.06	1.33		—	[11]	1.19		1.09		1.50		.45
10/31/14[7,13]	12.64	.02	.65	.67	—	—	—	13.31	5.30	[8,10]	—	[11]	1.14	[9,10]	1.04	[9,10]	1.44	[9,10]	.23	[9,10]
Class C:
10/31/15	13.30	.04	.14	.18	(.11)	(.34)	(.45)	13.03	1.30		17		1.21		1.11		1.52		.34
10/31/14[7,13]	12.64	.02	.64	.66	—	—	—	13.30	5.22	[8]	4		1.21	[9]	1.11	[9]	1.51	[9]	.20	[9]
Class F-1:
10/31/15	13.37	.16	.11	.27	(.14)	(.34)	(.48)	13.16	2.04		1		.48		.38		.79		1.19
10/31/14[7,13]	12.64	.09	.64	.73	—	—	—	13.37	5.78	[8,10]	—	[11]	.46	[9,10]	.36	[9,10]	.76	[9,10]	.99	[9,10]
Class F-2:
10/31/15	13.39	.16	.15	.31	(.14)	(.34)	(.48)	13.22	2.32		1		.23		.13		.54		1.17
10/31/14[7,13]	12.64	.12	.63	.75	—	—	—	13.39	5.93	[8]	—	[11]	.28	[9]	.18	[9]	.58	[9]	1.37	[9]
Class R-1:
10/31/15	13.15	.07	.10	.17	(.04)	(.34)	(.38)	12.94	1.30		9		1.26		1.16		1.57		.53
10/31/14	12.09	.06	1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
10/31/13	9.95	.09	2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68		6		1.26		1.16		1.56		.86
10/31/12	9.07	.08	.93	1.01	(.10)	(.03)	(.13)	9.95	11.24		5		1.26		1.16		1.57		.89
10/31/11	9.13	.09	.05	.14	(.10)	(.10)	(.20)	9.07	1.46		4		1.29		1.14		1.54		.99

See page 85 for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$13.09	$.08	$.11	$.19	$(.04)	$(.34)	$(.38)	$12.90	1.40%	$369		1.15%		1.05%		1.46%		.58%
10/31/14	12.05	.07	1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08	301		1.18		1.08		1.48		.57
10/31/13	9.93	.10	2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76	241		1.15		1.05		1.45		.91
10/31/12	9.05	.09	.92	1.01	(.10)	(.03)	(.13)	9.93	11.32	164		1.18		1.08		1.49		.96
10/31/11	9.12	.10	.04	.14	(.11)	(.10)	(.21)	9.05	1.50	122		1.19		1.09		1.49		1.04
Class R-2E:
10/31/15	13.38	.09	.17	.26	(.15)	(.34)	(.49)	13.15	1.94	—	[11]	.78		.68		1.09		.65
10/31/14[7,14]	13.43	.03	(.08)	(.05)	—	—	—	13.38	(.37)[8,12]	—	[11]	.06	[8,12]	.04	[8,12]	.44	[8,12]	.26	[8,12]
Class R-3:
10/31/15	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73	391		.78		.68		1.09		.94
10/31/14	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50	304		.80		.70		1.10		.94
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24	224		.80		.70		1.10		1.25
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83	144		.81		.71		1.12		1.31
10/31/11	9.20	.13	.04	.17	(.14)	(.10)	(.24)	9.13	1.76	101		.82		.72		1.12		1.41
Class R-4:
10/31/15	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03	321		.47		.37		.78		1.22
10/31/14	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86	194		.48		.38		.78		1.22
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63	118		.47		.37		.77		1.57
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20	72		.48		.38		.79		1.63
10/31/11	9.27	.16	.03	.19	(.16)	(.10)	(.26)	9.20	2.05	45		.50		.40		.80		1.70
Class R-5:
10/31/15	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36	165		.18		.08		.49		1.48
10/31/14	12.38	.20	1.17	1.37	(.18)	(.09)	(.27)	13.48	11.20	103		.17		.07		.47		1.51
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06	59		.17		.07		.47		1.84
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41	34		.18		.08		.49		1.92
10/31/11	9.32	.19	.05	.24	(.19)	(.10)	(.29)	9.27	2.49	23		.19		.09		.49		1.98
Class R-6:
10/31/15	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47	494		.13		.03		.44		1.43
10/31/14	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20	172		.12		.02		.42		1.46
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08	39		.13		.03		.43		1.81
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49	15		.14		.04		.45		1.82
10/31/11	9.29	.20	.04	.24	(.19)	(.10)	(.29)	9.24	2.55	6		.15		.05		.45		2.05

70	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$13.36	$.18	$.08	$.26	$(.12)	$(.38)	$(.50)	$13.12	1.99%		$859		.44%		.34%		.74%		1.36%
10/31/14	12.31	.17	1.15	1.32	(.16)	(.11)	(.27)	13.36	10.82		726		.45		.35		.74		1.32
10/31/13	10.12	.18	2.27	2.45	(.18)	(.08)	(.26)	12.31	24.70		569		.46		.36		.76		1.62
10/31/12	9.23	.16	.92	1.08	(.16)	(.03)	(.19)	10.12	12.05		397		.47		.37		.78		1.68
10/31/11	9.23	.17	.03	.20	(.16)	(.04)	(.20)	9.23	2.15		309		.47		.37		.77		1.76
Class B:
10/31/15	13.29	.09	.08	.17	(.09)	(.38)	(.47)	12.99	1.25		—	[11]	1.21		1.11		1.51		.65
10/31/14[7,13]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[8,10]	—	[11]	1.18	[9,10]	1.08	[9,10]	1.47	[9,10]	.22	[9,10]
Class C:
10/31/15	13.29	.06	.11	.17	(.11)	(.38)	(.49)	12.97	1.26		23		1.21		1.11		1.51		.44
10/31/14[7,13]	12.64	.02	.63	.65	—	—	—	13.29	5.14	[8]	6		1.21	[9]	1.11	[9]	1.50	[9]	.21	[9]
Class F-1:
10/31/15	13.36	.17	.09	.26	(.14)	(.38)	(.52)	13.10	1.96		1		.48		.38		.78		1.26
10/31/14[7,13]	12.64	.09	.63	.72	—	—	—	13.36	5.70	[8]	1		.48	[9]	.38	[9]	.77	[9]	.98	[9]
Class F-2:
10/31/15	13.38	.18	.12	.30	(.16)	(.38)	(.54)	13.14	2.26		2		.22		.12		.52		1.38
10/31/14[7,13]	12.64	.09	.65	.74	—	—	—	13.38	5.85	[8]	—	[11]	.24	[9]	.14	[9]	.53	[9]	1.04	[9]
Class R-1:
10/31/15	13.09	.07	.09	.16	(.02)	(.38)	(.40)	12.85	1.23		17		1.25		1.15		1.55		.57
10/31/14	12.09	.07	1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85		16		1.25		1.15		1.54		.54
10/31/13	9.94	.09	2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73		14		1.26		1.16		1.56		.84
10/31/12	9.07	.09	.91	1.00	(.10)	(.03)	(.13)	9.94	11.25		11		1.25		1.15		1.56		.92
10/31/11	9.08	.09	.04	.13	(.10)	(.04)	(.14)	9.07	1.40		9		1.28		1.13		1.53		.98

See page 85 for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$13.09	$.08	$.10	$.18	$(.04)	$(.38)	$(.42)	$12.85	1.34%	$536		1.15%		1.05%		1.45%		.65%
10/31/14	12.09	.08	1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93	467		1.17		1.07		1.46		.61
10/31/13	9.95	.10	2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83	384		1.15		1.05		1.45		.93
10/31/12	9.07	.09	.92	1.01	(.10)	(.03)	(.13)	9.95	11.37	280		1.17		1.07		1.48		.97
10/31/11	9.09	.10	.03	.13	(.11)	(.04)	(.15)	9.07	1.48	216		1.18		1.08		1.48		1.07
Class R-2E:
10/31/15	13.36	.07	.18	.25	(.15)	(.38)	(.53)	13.08	1.90	—	[11]	.82		.72		1.12		.55
10/31/14[7,14]	13.42	.04	(.10)	(.06)	—	—	—	13.36	(.45)[8,12]	—	[11]	.06	[8,12]	.04	[8,12]	.43	[8,12]	.27	[8,12]
Class R-3:
10/31/15	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68	606		.78		.68		1.08		.99
10/31/14	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33	464		.79		.69		1.08		.98
10/31/13	10.05	.14	2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31	368		.79		.69		1.09		1.30
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78	262		.80		.70		1.11		1.34
10/31/11	9.17	.13	.04	.17	(.14)	(.04)	(.18)	9.16	1.76	196		.81		.71		1.11		1.44
Class R-4:
10/31/15	13.34	.17	.09	.26	(.12)	(.38)	(.50)	13.10	2.00	531		.47		.37		.77		1.30
10/31/14	12.30	.17	1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75	331		.47		.37		.76		1.30
10/31/13	10.12	.18	2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62	232		.47		.37		.77		1.60
10/31/12	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17	153		.47		.37		.78		1.66
10/31/11	9.22	.17	.04	.21	(.17)	(.04)	(.21)	9.22	2.16	109		.48		.38		.78		1.75
Class R-5:
10/31/15	13.45	.21	.10	.31	(.16)	(.38)	(.54)	13.22	2.32	265		.17		.07		.47		1.57
10/31/14	12.40	.20	1.15	1.35	(.19)	(.11)	(.30)	13.45	11.02	186		.17		.07		.46		1.55
10/31/13	10.19	.21	2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07	119		.17		.07		.47		1.86
10/31/12	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52	69		.18		.08		.49		1.98
10/31/11	9.28	.19	.04	.23	(.19)	(.04)	(.23)	9.28	2.38	56		.18		.08		.48		2.04
Class R-6:
10/31/15	13.42	.20	.11	.31	(.16)	(.38)	(.54)	13.19	2.36	936		.12		.02		.42		1.55
10/31/14	12.36	.18	1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17	441		.12		.02		.41		1.40
10/31/13	10.16	.20	2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09	83		.12		.02		.42		1.80
10/31/12	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48	31		.13		.03		.44		1.88
10/31/11	9.25	.20	.04	.24	(.19)	(.04)	(.23)	9.26	2.54	15		.13		.03		.43		2.09

72	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$13.17	$.18	$.10	$.28	$(.14)	$(.33)	$(.47)	$12.98	2.12%		$973		.44%		.34%		.74%		1.39%
10/31/14	12.15	.17	1.10	1.27	(.16)	(.09)	(.25)	13.17	10.58		798		.45		.35		.74		1.36
10/31/13	10.05	.18	2.19	2.37	(.18)	(.09)	(.27)	12.15	24.24		618		.46		.36		.76		1.68
10/31/12	9.17	.17	.91	1.08	(.17)	(.03)	(.20)	10.05	12.08		437		.47		.37		.77		1.75
10/31/11	9.20	.17	.03	.20	(.17)	(.06)	(.23)	9.17	2.25		357		.47		.37		.77		1.85
Class B:
10/31/15	13.11	.09	.08	.17	(.11)	(.33)	(.44)	12.84	1.30		—	[11]	1.21		1.11		1.51		.70
10/31/14[7,13]	12.47	.02	.62	.64	—	—	—	13.11	5.13	[8,10]	—	[11]	1.17	[9,10]	1.07	[9,10]	1.46	[9,10]	.28	[9,10]
Class C:
10/31/15	13.11	.06	.11	.17	(.13)	(.33)	(.46)	12.82	1.30		33		1.21		1.11		1.51		.49
10/31/14[7,13]	12.47	.02	.62	.64	—	—	—	13.11	5.13	[8]	7		1.21	[9]	1.11	[9]	1.50	[9]	.20	[9]
Class F-1:
10/31/15	13.17	.16	.11	.27	(.15)	(.33)	(.48)	12.96	2.08		2		.47		.37		.77		1.22
10/31/14[7,13]	12.47	.08	.62	.70	—	—	—	13.17	5.61	[8]	1		.48	[9]	.38	[9]	.77	[9]	.88	[9]
Class F-2:
10/31/15	13.20	.19	.10	.29	(.17)	(.33)	(.50)	12.99	2.25		2		.22		.12		.52		1.49
10/31/14[7,13]	12.47	.07	.66	.73	—	—	—	13.20	5.85	[8]	1		.23	[9]	.13	[9]	.52	[9]	.77	[9]
Class R-1:
10/31/15	12.88	.08	.08	.16	(.03)	(.33)	(.36)	12.68	1.26		17		1.24		1.14		1.54		.64
10/31/14	11.89	.07	1.07	1.14	(.06)	(.09)	(.15)	12.88	9.69		17		1.25		1.15		1.54		.57
10/31/13	9.85	.10	2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24		15		1.26		1.16		1.56		.91
10/31/12	9.00	.09	.90	.99	(.11)	(.03)	(.14)	9.85	11.21		13		1.25		1.14		1.54		.97
10/31/11	9.04	.10	.04	.14	(.12)	(.06)	(.18)	9.00	1.50		10		1.27		1.12		1.52		1.10

See page 85 for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$12.92	$.09	$.08	$.17	$(.05)	$(.33)	$(.38)	$12.71	1.32%	$669		1.14%		1.04%		1.44%		.69%
10/31/14	11.93	.08	1.09	1.17	(.09)	(.09)	(.18)	12.92	9.86	566		1.17		1.07		1.46		.65
10/31/13	9.88	.11	2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37	472		1.15		1.05		1.45		1.00
10/31/12	9.02	.10	.90	1.00	(.11)	(.03)	(.14)	9.88	11.29	336		1.17		1.07		1.47		1.04
10/31/11	9.06	.11	.03	.14	(.12)	(.06)	(.18)	9.02	1.46	260		1.18		1.08		1.48		1.16
Class R-2E:
10/31/15	13.17	.06	.19	.25	(.16)	(.33)	(.49)	12.93	1.96	—	[11]	.81		.71		1.11		.46
10/31/14[7,14]	13.23	.04	(.10)	(.06)	—	—	—	13.17	(.45)[8,12]	—	[11]	.06	[8,12]	.04	[8,12]	.43	[8,12]	.28	[8,12]
Class R-3:
10/31/15	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75	704		.78		.68		1.08		1.05
10/31/14	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19	573		.79		.69		1.08		1.02
10/31/13	9.97	.15	2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88	444		.79		.69		1.09		1.35
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59	302		.80		.70		1.10		1.40
10/31/11	9.14	.14	.04	.18	(.15)	(.06)	(.21)	9.11	1.98	224		.81		.71		1.11		1.51
Class R-4:
10/31/15	13.16	.17	.09	.26	(.14)	(.33)	(.47)	12.95	1.99	576		.46		.36		.76		1.34
10/31/14	12.14	.17	1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59	364		.47		.37		.76		1.31
10/31/13	10.04	.18	2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30	236		.47		.37		.77		1.64
10/31/12	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97	144		.47		.37		.77		1.73
10/31/11	9.19	.17	.04	.21	(.17)	(.06)	(.23)	9.17	2.26	105		.48		.38		.78		1.83
Class R-5:
10/31/15	13.27	.21	.09	.30	(.17)	(.33)	(.50)	13.07	2.30	293		.17		.07		.47		1.61
10/31/14	12.23	.20	1.12	1.32	(.19)	(.09)	(.28)	13.27	10.95	199		.17		.07		.46		1.58
10/31/13	10.11	.21	2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65	129		.17		.07		.47		1.91
10/31/12	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33	78		.17		.07		.47		2.01
10/31/11	9.25	.20	.03	.23	(.19)	(.06)	(.25)	9.23	2.60	55		.18		.08		.48		2.08
Class R-6:
10/31/15	13.23	.20	.11	.31	(.18)	(.33)	(.51)	13.03	2.35	945		.12		.02		.42		1.54
10/31/14	12.19	.20	1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02	372		.12		.02		.41		1.53
10/31/13	10.08	.21	2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67	80		.12		.02		.42		1.89
10/31/12	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41	35		.13		.03		.43		1.88
10/31/11	9.22	.21	.03	.24	(.20)	(.06)	(.26)	9.20	2.54	13		.13		.03		.43		2.17

74	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$13.16	$.19	$.08	$.27	$(.13)	$(.38)	$(.51)	$12.92	2.09%		$1,298		.44%		.34%		.73%		1.43%
10/31/14	12.16	.18	1.08	1.26	(.16)	(.10)	(.26)	13.16	10.53		1,077		.45		.35		.73		1.40
10/31/13	10.12	.19	2.15	2.34	(.19)	(.11)	(.30)	12.16	23.77		845		.46		.36		.75		1.69
10/31/12	9.25	.17	.92	1.09	(.17)	(.05)	(.22)	10.12	12.07		598		.47		.37		.77		1.78
10/31/11	9.21	.18	.04	.22	(.17)	(.01)	(.18)	9.25	2.44		493		.48		.38		.78		1.88
Class B:
10/31/15	13.09	.09	.08	.17	(.11)	(.38)	(.49)	12.77	1.30		—	[11]	1.20		1.10		1.49		.71
10/31/14[7,13]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[8,10]	—	[11]	1.17	[9,10]	1.07	[9,10]	1.45	[9,10]	.31	[9,10]
Class C:
10/31/15	13.09	.07	.10	.17	(.12)	(.38)	(.50)	12.76	1.29		40		1.20		1.10		1.49		.52
10/31/14[7,13]	12.46	.03	.60	.63	—	—	—	13.09	5.06	[8]	9		1.21	[9]	1.11	[9]	1.49	[9]	.29	[9]
Class F-1:
10/31/15	13.16	.18	.08	.26	(.16)	(.38)	(.54)	12.88	1.98		3		.48		.38		.77		1.36
10/31/14[7,13]	12.46	.10	.60	.70	—	—	—	13.16	5.62	[8]	1		.47	[9]	.37	[9]	.75	[9]	1.09	[9]
Class F-2:
10/31/15	13.18	.19	.11	.30	(.17)	(.38)	(.55)	12.93	2.29		4		.22		.12		.51		1.51
10/31/14[7,13]	12.46	.10	.62	.72	—	—	—	13.18	5.78	[8]	1		.23	[9]	.13	[9]	.51	[9]	1.17	[9]
Class R-1:
10/31/15	12.95	.08	.08	.16	(.03)	(.38)	(.41)	12.70	1.25		27		1.24		1.14		1.53		.66
10/31/14	11.98	.08	1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63		28		1.25		1.15		1.53		.61
10/31/13	9.97	.10	2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81		24		1.25		1.15		1.54		.95
10/31/12	9.12	.10	.91	1.01	(.11)	(.05)	(.16)	9.97	11.19		19		1.24		1.14		1.54		1.01
10/31/11	9.10	.11	.04	.15	(.12)	(.01)	(.13)	9.12	1.77		17		1.26		1.11		1.51		1.14

See page 85 for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$12.91	$.09	$.07	$.16	$(.04)	$(.38)	$(.42)	$12.65	1.27%	$809	1.14%		1.04%		1.43%		.74%
10/31/14	11.94	.09	1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80	725	1.17		1.07		1.45		.70
10/31/13	9.95	.11	2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89	620	1.15		1.05		1.44		1.02
10/31/12	9.10	.10	.91	1.01	(.11)	(.05)	(.16)	9.95	11.28	461	1.17		1.07		1.47		1.08
10/31/11	9.07	.11	.05	.16	(.12)	(.01)	(.13)	9.10	1.79	371	1.17		1.07		1.47		1.19
Class R-2E:
10/31/15	13.17	.09	.14	.23	(.16)	(.38)	(.54)	12.86	1.76	1	.86		.76		1.15		.71
10/31/14[7,14]	13.22	.04	(.09)	(.05)	—	—	—	13.17	(.38)[8,12]	—[11]	.06	[8,12]	.04	[8,12]	.42	[8,12]	.29	[8,12]
Class R-3:
10/31/15	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70	1,037	.77		.67		1.06		1.09
10/31/14	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14	819	.79		.69		1.07		1.06
10/31/13	10.04	.15	2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41	643	.79		.69		1.08		1.37
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68	450	.79		.69		1.09		1.43
10/31/11	9.15	.15	.04	.19	(.15)	(.01)	(.16)	9.18	2.07	347	.80		.70		1.10		1.55
Class R-4:
10/31/15	13.15	.18	.08	.26	(.13)	(.38)	(.51)	12.90	2.02	852	.46		.36		.75		1.40
10/31/14	12.15	.18	1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55	560	.47		.37		.75		1.40
10/31/13	10.11	.18	2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83	417	.46		.36		.75		1.67
10/31/12	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10	276	.47		.37		.77		1.75
10/31/11	9.21	.18	.04	.22	(.18)	(.01)	(.19)	9.24	2.34	196	.48		.38		.78		1.86
Class R-5:
10/31/15	13.25	.22	.09	.31	(.17)	(.38)	(.55)	13.01	2.35	359	.16		.06		.45		1.67
10/31/14	12.24	.21	1.09	1.30	(.19)	(.10)	(.29)	13.25	10.82	249	.16		.06		.44		1.63
10/31/13	10.18	.22	2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19	171	.16		.06		.45		1.96
10/31/12	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44	109	.17		.07		.47		2.16
10/31/11	9.26	.21	.04	.25	(.20)	(.01)	(.21)	9.30	2.69	100	.17		.07		.47		2.18
Class R-6:
10/31/15	13.21	.21	.10	.31	(.17)	(.38)	(.55)	12.97	2.39	1,527	.12		.02		.41		1.59
10/31/14	12.20	.20	1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90	615	.12		.02		.40		1.53
10/31/13	10.15	.21	2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21	151	.12		.02		.41		1.91
10/31/12	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41	68	.13		.03		.43		1.97
10/31/11	9.23	.21	.05	.26	(.20)	(.01)	(.21)	9.28	2.85	29	.12		.02		.42		2.18

76	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$12.64	$.19	$.01	$.20	$(.14)	$(.30)	$(.44)	$12.40	1.61%		$1,442		.45%		.35%		.73%		1.50%
10/31/14	11.75	.17	.97	1.14	(.16)	(.09)	(.25)	12.64	9.85		1,183		.45		.35		.72		1.42
10/31/13	9.89	.18	1.96	2.14	(.19)	(.09)	(.28)	11.75	22.18		921		.46		.36		.74		1.69
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.65		658		.47		.37		.76		1.80
10/31/11	9.09	.18	.06	.24	(.18)	(.06)	(.24)	9.09	2.79		552		.47		.37		.76		1.94
Class B:
10/31/15	12.57	.09	.02	.11	(.12)	(.30)	(.42)	12.26	.85		—	[11]	1.20		1.10		1.48		.73
10/31/14[7,13]	11.99	.04	.54	.58	—	—	—	12.57	4.84	[8,10]	—	[11]	1.17	[9,10]	1.07	[9,10]	1.44	[9,10]	.45	[9,10]
Class C:
10/31/15	12.57	.08	.02	.10	(.13)	(.30)	(.43)	12.24	.79		50		1.20		1.10		1.48		.64
10/31/14[7,13]	11.99	.03	.55	.58	—	—	—	12.57	4.84	[8]	12		1.21	[9]	1.11	[9]	1.48	[9]	.36	[9]
Class F-1:
10/31/15	12.63	.18	.02	.20	(.17)	(.30)	(.47)	12.36	1.60		4		.48		.38		.76		1.43
10/31/14[7,13]	11.99	.09	.55	.64	—	—	—	12.63	5.34	[8]	1		.47	[9]	.37	[9]	.74	[9]	1.01	[9]
Class F-2:
10/31/15	12.65	.22	.02	.24	(.18)	(.30)	(.48)	12.41	1.90		9		.21		.11		.49		1.75
10/31/14[7,13]	11.99	.13	.53	.66	—	—	—	12.65	5.50	[8]	—	[11]	.23	[9]	.13	[9]	.50	[9]	1.48	[9]
Class R-1:
10/31/15	12.42	.09	.01	.10	(.05)	(.30)	(.35)	12.17	.78		22		1.24		1.14		1.52		.73
10/31/14	11.55	.07	.96	1.03	(.07)	(.09)	(.16)	12.42	9.04		22		1.25		1.15		1.52		.62
10/31/13	9.74	.10	1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14		17		1.26		1.16		1.54		.92
10/31/12	8.96	.09	.85	.94	(.11)	(.05)	(.16)	9.74	10.75		14		1.25		1.14		1.53		1.01
10/31/11	8.97	.11	.07	.18	(.13)	(.06)	(.19)	8.96	2.09		11		1.27		1.12		1.51		1.20

See page 85 for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$12.39	$.10	$.02	$.12	$(.06)	$(.30)	$(.36)	$12.15	.95%	$826		1.14%		1.04%		1.42%		.82%
10/31/14	11.53	.09	.95	1.04	(.09)	(.09)	(.18)	12.39	9.11	744		1.17		1.07		1.44		.71
10/31/13	9.72	.11	1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29	631		1.14		1.04		1.42		1.02
10/31/12	8.94	.10	.85	.95	(.12)	(.05)	(.17)	9.72	10.85	463		1.17		1.07		1.46		1.10
10/31/11	8.95	.11	.07	.18	(.13)	(.06)	(.19)	8.94	2.00	372		1.17		1.07		1.46		1.25
Class R-2E:
10/31/15	12.64	.12	.06	.18	(.17)	(.30)	(.47)	12.35	1.44	—	[11]	.83		.73		1.11		.98
10/31/14[7,14]	12.69	.04	(.09)	(.05)	—	—	—	12.64	(.39)[8,12]	—	[11]	.06	[8,12]	.04	[8,12]	.41	[8,12]	.30	[8,12]
Class R-3:
10/31/15	12.52	.15	.01	.16	(.10)	(.30)	(.40)	12.28	1.31	979		.78		.68		1.06		1.18
10/31/14	11.65	.13	.95	1.08	(.12)	(.09)	(.21)	12.52	9.45	815		.79		.69		1.06		1.08
10/31/13	9.81	.15	1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83	662		.79		.69		1.07		1.37
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16	465		.80		.70		1.09		1.45
10/31/11	9.02	.15	.08	.23	(.16)	(.06)	(.22)	9.03	2.52	347		.80		.70		1.09		1.61
Class R-4:
10/31/15	12.62	.18	.02	.20	(.14)	(.30)	(.44)	12.38	1.62	775		.46		.36		.74		1.48
10/31/14	11.73	.17	.97	1.14	(.16)	(.09)	(.25)	12.62	9.87	517		.47		.37		.74		1.39
10/31/13	9.89	.18	1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03	369		.47		.37		.75		1.68
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66	246		.47		.37		.76		1.78
10/31/11	9.08	.18	.07	.25	(.18)	(.06)	(.24)	9.09	2.79	179		.48		.38		.77		1.92
Class R-5:
10/31/15	12.72	.22	.02	.24	(.17)	(.30)	(.47)	12.49	1.95	354		.16		.06		.44		1.75
10/31/14	11.82	.20	.98	1.18	(.19)	(.09)	(.28)	12.72	10.16	243		.16		.06		.43		1.65
10/31/13	9.95	.21	1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52	157		.16		.06		.44		1.96
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91	97		.17		.07		.46		2.05
10/31/11	9.13	.20	.09	.29	(.21)	(.06)	(.27)	9.15	3.14	66		.17		.07		.46		2.20
Class R-6:
10/31/15	12.70	.21	.03	.24	(.18)	(.30)	(.48)	12.46	1.92	1,382		.12		.02		.40		1.65
10/31/14	11.79	.20	.99	1.19	(.19)	(.09)	(.28)	12.70	10.31	454		.12		.02		.39		1.64
10/31/13	9.93	.21	1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51	119		.12		.02		.40		1.91
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98	51		.13		.03		.42		1.94
10/31/11	9.11	.21	.08	.29	(.21)	(.06)	(.27)	9.13	3.19	21		.13		.03		.42		2.25

78	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$11.90	$.19	$—	[15]	$.19	$(.14)	$(.27)	$(.41)	$11.68	1.64%		$1,485		.46%		.36%		.71%		1.60%
10/31/14	11.18	.18	.81		.99	(.17)	(.10)	(.27)	11.90	8.93		1,292		.45		.35		.70		1.58
10/31/13	9.81	.18	1.48		1.66	(.20)	(.09)	(.29)	11.18	17.38		1,042		.47		.37		.73		1.78
10/31/12	9.15	.18	.74		.92	(.21)	(.05)	(.26)	9.81	10.35		805		.47		.37		.74		1.96
10/31/11	9.14	.21	.11		.32	(.21)	(.10)	(.31)	9.15	3.50		679		.48		.38		.75		2.24
Class B:
10/31/15	11.84	.10	—	[15]	.10	(.10)	(.27)	(.37)	11.57	.83		1		1.22		1.12		1.47		.85
10/31/14[7,13]	11.29	.05	.50		.55	—	—	—	11.84	4.87	[8]	—	[11]	1.20	[9]	1.10	[9]	1.45	[9]	.64	[9]
Class C:
10/31/15	11.84	.09	.01		.10	(.13)	(.27)	(.40)	11.54	.84		48		1.21		1.11		1.46		.77
10/31/14[7,13]	11.29	.05	.50		.55	—	—	—	11.84	4.87	[8]	14		1.21	[9]	1.11	[9]	1.46	[9]	.58	[9]
Class F-1:
10/31/15	11.90	.18	.01		.19	(.17)	(.27)	(.44)	11.65	1.60		7		.48		.38		.73		1.51
10/31/14[7,13]	11.29	.12	.49		.61	—	—	—	11.90	5.40	[8]	2		.47	[9]	.37	[9]	.72	[9]	1.45	[9]
Class F-2:
10/31/15	11.92	.21	.01		.22	(.18)	(.27)	(.45)	11.69	1.84		5		.22		.12		.47		1.77
10/31/14[7,13]	11.29	.13	.50		.63	—	—	—	11.92	5.58	[8]	1		.23	[9]	.13	[9]	.48	[9]	1.62	[9]
Class R-1:
10/31/15	11.70	.09	.01		.10	(.05)	(.27)	(.32)	11.48	.80		20		1.24		1.14		1.49		.82
10/31/14	11.00	.09	.79		.88	(.08)	(.10)	(.18)	11.70	8.09		19		1.25		1.15		1.50		.81
10/31/13	9.64	.10	1.47		1.57	(.12)	(.09)	(.21)	11.00	16.55		18		1.25		1.15		1.51		1.02
10/31/12	9.00	.11	.72		.83	(.14)	(.05)	(.19)	9.64	9.49		16		1.25		1.14		1.51		1.20
10/31/11	9.01	.14	.10		.24	(.15)	(.10)	(.25)	9.00	2.67		15		1.27		1.12		1.49		1.49

See page 85 for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$11.69	$.11	$—	[15]	$.11	$(.07)	$(.27)	$(.34)	$11.46	.89%	$699		1.14%		1.04%		1.39%		.93%
10/31/14	10.99	.10	.80		.90	(.10)	(.10)	(.20)	11.69	8.24	664		1.16		1.06		1.41		.88
10/31/13	9.65	.11	1.46		1.57	(.14)	(.09)	(.23)	10.99	16.59	572		1.14		1.04		1.40		1.11
10/31/12	9.01	.12	.72		.84	(.15)	(.05)	(.20)	9.65	9.52	448		1.17		1.07		1.44		1.26
10/31/11	9.02	.14	.11		.25	(.16)	(.10)	(.26)	9.01	2.70	374		1.17		1.07		1.44		1.55
Class R-2E:
10/31/15	11.90	.11	.06		.17	(.17)	(.27)	(.44)	11.63	1.45	1		.85		.75		1.10		.93
10/31/14[7,14]	11.93	.04	(.07)		(.03)	—	—	—	11.90	(.25)[8,12]	—	[11]	.06	[8,12]	.04	[8,12]	.39	[8,12]	.33	[8,12]
Class R-3:
10/31/15	11.80	.15	.01		.16	(.11)	(.27)	(.38)	11.58	1.34	982		.77		.67		1.02		1.29
10/31/14	11.09	.14	.80		.94	(.13)	(.10)	(.23)	11.80	8.60	831		.79		.69		1.04		1.26
10/31/13	9.74	.15	1.46		1.61	(.17)	(.09)	(.26)	11.09	16.97	692		.79		.69		1.05		1.47
10/31/12	9.08	.15	.74		.89	(.18)	(.05)	(.23)	9.74	10.08	530		.79		.69		1.06		1.63
10/31/11	9.09	.18	.09		.27	(.18)	(.10)	(.28)	9.08	3.11	412		.80		.70		1.07		1.92
Class R-4:
10/31/15	11.89	.19	.01		.20	(.15)	(.27)	(.42)	11.67	1.66	865		.46		.36		.71		1.60
10/31/14	11.17	.18	.81		.99	(.17)	(.10)	(.27)	11.89	8.96	587		.47		.37		.72		1.58
10/31/13	9.81	.18	1.47		1.65	(.20)	(.09)	(.29)	11.17	17.30	449		.47		.37		.73		1.78
10/31/12	9.15	.18	.74		.92	(.21)	(.05)	(.26)	9.81	10.35	324		.47		.37		.74		1.94
10/31/11	9.14	.21	.11		.32	(.21)	(.10)	(.31)	9.15	3.51	247		.47		.37		.74		2.23
Class R-5:
10/31/15	11.99	.22	—	[15]	.22	(.18)	(.27)	(.45)	11.76	1.83	343		.17		.07		.42		1.85
10/31/14	11.25	.21	.83		1.04	(.20)	(.10)	(.30)	11.99	9.36	238		.16		.06		.41		1.83
10/31/13	9.87	.22	1.48		1.70	(.23)	(.09)	(.32)	11.25	17.73	158		.16		.06		.42		2.08
10/31/12	9.20	.22	.73		.95	(.23)	(.05)	(.28)	9.87	10.73	116		.17		.07		.44		2.28
10/31/11	9.19	.23	.12		.35	(.24)	(.10)	(.34)	9.20	3.76	95		.17		.07		.44		2.52
Class R-6:
10/31/15	11.96	.21	.02		.23	(.18)	(.27)	(.45)	11.74	1.96	1,522		.12		.02		.37		1.80
10/31/14	11.23	.21	.82		1.03	(.20)	(.10)	(.30)	11.96	9.33	584		.12		.02		.37		1.77
10/31/13	9.85	.21	1.49		1.70	(.23)	(.09)	(.32)	11.23	17.81	143		.12		.02		.38		2.05
10/31/12	9.18	.21	.75		.96	(.24)	(.05)	(.29)	9.85	10.80	66		.12		.02		.39		2.18
10/31/11	9.17	.24	.11		.35	(.24)	(.10)	(.34)	9.18	3.81	32		.12		.02		.39		2.56

80	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$11.40	$.22	$(.12)	$.10	$(.16)	$(.27)	$(.43)	$11.07	.88%		$912		.47%		.37%		.71%		2.00%
10/31/14	10.89	.19	.70	.89	(.18)	(.20)	(.38)	11.40	8.32		865		.47		.37		.70		1.72
10/31/13	9.86	.19	1.21	1.40	(.21)	(.16)	(.37)	10.89	14.67		728		.46		.36		.69		1.82
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.54		622		.49		.39		.73		2.04
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.74		556		.48		.38		.73		2.34
Class B:
10/31/15	11.36	.15	(.12)	.03	(.15)	(.27)	(.42)	10.97	.28	[10]	—	[11]	1.10	[10]	1.00	[10]	1.34	[10]	1.35	[10]
10/31/14[7,13]	10.83	.09	.44	.53	—	—	—	11.36	4.89	[8,10]	—	[11]	1.04	[9,10]	.94	[9,10]	1.27	[9,10]	1.18	[9,10]
Class C:
10/31/15	11.35	.13	(.12)	.01	(.14)	(.27)	(.41)	10.95	.15		28		1.21		1.11		1.45		1.23
10/31/14[7,13]	10.83	.06	.46	.52	—	—	—	11.35	4.80	[8]	9		1.21	[9]	1.11	[9]	1.44	[9]	.83	[9]
Class F-1:
10/31/15	11.40	.22	(.12)	.10	(.18)	(.27)	(.45)	11.05	.90		2		.48		.38		.72		1.97
10/31/14[7,13]	10.83	.12	.45	.57	—	—	—	11.40	5.26	[8]	1		.47	[9]	.37	[9]	.70	[9]	1.55	[9]
Class F-2:
10/31/15	11.42	.25	(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17		3		.22		.12		.46		2.24
10/31/14[7,13]	10.83	.13	.46	.59	—	—	—	11.42	5.45	[8]	1		.23	[9]	.13	[9]	.46	[9]	1.72	[9]
Class R-1:
10/31/15	11.18	.13	(.12)	.01	(.07)	(.27)	(.34)	10.85	.15		12		1.25		1.15		1.49		1.23
10/31/14	10.68	.10	.69	.79	(.09)	(.20)	(.29)	11.18	7.54		14		1.24		1.14		1.47		.96
10/31/13	9.68	.10	1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72		13		1.25		1.15		1.48		1.04
10/31/12	9.15	.12	.66	.78	(.16)	(.09)	(.25)	9.68	8.67		12		1.25		1.14		1.48		1.30
10/31/11	9.16	.15	.13	.28	(.17)	(.12)	(.29)	9.15	3.03		12		1.27		1.12		1.47		1.61

See page 85 for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$11.20	$.15	$(.13)	$.02	$(.08)	$(.27)	$(.35)	$10.87	.17%	$336		1.14%		1.04%		1.38%		1.33%
10/31/14	10.70	.11	.70	.81	(.11)	(.20)	(.31)	11.20	7.65	357		1.16		1.06		1.39		1.04
10/31/13	9.70	.11	1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82	348		1.14		1.04		1.37		1.14
10/31/12	9.16	.13	.66	.79	(.16)	(.09)	(.25)	9.70	8.84	309		1.17		1.07		1.41		1.35
10/31/11	9.18	.15	.12	.27	(.17)	(.12)	(.29)	9.16	2.94	280		1.17		1.07		1.42		1.65
Class R-2E:
10/31/15	11.41	.18	(.10)	.08	(.18)	(.27)	(.45)	11.04	.78	—	[11]	.81		.71		1.05		1.61
10/31/14[7,14]	11.42	.04	(.05)	(.01)	—	—	—	11.41	(.09)[8,12]	—	[11]	.06	[8,12]	.04	[8,12]	.37	[8,12]	.37	[8,12]
Class R-3:
10/31/15	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57	481		.78		.68		1.02		1.70
10/31/14	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06	485		.79		.69		1.02		1.41
10/31/13	9.79	.15	1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21	438		.79		.69		1.02		1.49
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15	376		.80		.70		1.04		1.73
10/31/11	9.25	.19	.13	.32	(.20)	(.12)	(.32)	9.25	3.48	323		.80		.70		1.05		2.03
Class R-4:
10/31/15	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82	338		.47		.37		.71		2.01
10/31/14	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43	272		.47		.37		.70		1.72
10/31/13	9.86	.18	1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59	217		.47		.37		.70		1.81
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56	182		.47		.37		.71		2.05
10/31/11	9.31	.22	.13	.35	(.23)	(.12)	(.35)	9.31	3.76	156		.48		.38		.73		2.35
Class R-5:
10/31/15	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17	141		.17		.07		.41		2.29
10/31/14	10.95	.22	.72	.94	(.21)	(.20)	(.41)	11.48	8.76	126		.16		.06		.39		1.98
10/31/13	9.92	.21	1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94	97		.17		.07		.40		2.09
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82	74		.17		.07		.41		2.30
10/31/11	9.36	.24	.14	.38	(.25)	(.12)	(.37)	9.37	4.11	48		.17		.07		.42		2.60
Class R-6:
10/31/15	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22	627		.12		.02		.36		2.22
10/31/14	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83	273		.12		.02		.35		1.99
10/31/13	9.90	.21	1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92	73		.12		.02		.35		2.09
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01	34		.13		.03		.37		2.28
10/31/11	9.34	.25	.13	.38	(.26)	(.12)	(.38)	9.34	4.07	16		.13		.03		.38		2.69

82	American Funds Target Date Retirement Series

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before reimburse- ments/ waivers[4]		expenses to average net assets after reimburse- ments/ waivers[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/15	$10.76	$.23	$(.15)	$.08	$(.16)	$(.32)	$(.48)	$10.36	.70%		$576		.46%		.36%		.69%		2.20%
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.82		592		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.77		542		.48		.38		.70		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.33		511		.49		.39		.72		2.56
10/31/11	9.33	.27	.11	.38	(.27)	(.07)	(.34)	9.37	4.17		443		.49		.39		.74		2.93
Class B:
10/31/15	10.71	.15	(.15)	— [15]	(.12)	(.32)	(.44)	10.27	(.03)[10]		—	[11]	1.17	[10]	1.07	[10]	1.40	[10]	1.47	[10]
10/31/14[7,13]	10.22	.07	.42	.49	—	—	—	10.71	4.79	[8,10]	—	[11]	1.17	[9,10]	1.07	[9,10]	1.40	[9,10]	.93	[9,10]
Class C:
10/31/15	10.71	.14	(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)		14		1.22		1.12		1.45		1.40
10/31/14[7,13]	10.22	.08	.41	.49	—	—	—	10.71	4.79	[8]	6		1.21	[9]	1.11	[9]	1.44	[9]	1.04	[9]
Class F-1:
10/31/15	10.76	.21	(.14)	.07	(.16)	(.32)	(.48)	10.35	.68		1		.48		.38		.71		2.06
10/31/14[7,13]	10.22	.11	.43	.54	—	—	—	10.76	5.28	[8]	1		.47	[9]	.37	[9]	.70	[9]	1.56	[9]
Class F-2:
10/31/15	10.78	.26	(.16)	.10	(.19)	(.32)	(.51)	10.37	.89		2		.23		.13		.46		2.52
10/31/14[7,13]	10.22	.14	.42	.56	—	—	—	10.78	5.48	[8]	1		.23	[9]	.13	[9]	.46	[9]	1.93	[9]
Class R-1:
10/31/15	10.66	.14	(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)		4		1.25		1.15		1.48		1.40
10/31/14	10.43	.13	.57	.70	(.15)	(.32)	(.47)	10.66	6.91		5		1.25		1.15		1.48		1.23
10/31/13	9.68	.14	.89	1.03	(.16)	(.12)	(.28)	10.43	11.00		4		1.26		1.16		1.48		1.44
10/31/12	9.29	.17	.59	.76	(.21)	(.16)	(.37)	9.68	8.48		4		1.25		1.14		1.47		1.82
10/31/11	9.26	.20	.11	.31	(.21)	(.07)	(.28)	9.29	3.40		3		1.27		1.12		1.47		2.19

See page 85 for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2010 Fund

												Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]
		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)						Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2:
10/31/15	$10.60	$.16	$(.17)	$(.01)	$(.08)	$(.32)	$(.40)	$10.19	(.10)%	$135		1.15%		1.05%		1.38%		1.51%
10/31/14	10.36	.14	.57	.71	(.15)	(.32)	(.47)	10.60	7.13	149		1.17		1.07		1.40		1.34
10/31/13	9.63	.15	.88	1.03	(.18)	(.12)	(.30)	10.36	11.08	144		1.15		1.05		1.37		1.57
10/31/12	9.25	.18	.58	.76	(.22)	(.16)	(.38)	9.63	8.45	135		1.18		1.08		1.41		1.89
10/31/11	9.21	.21	.11	.32	(.21)	(.07)	(.28)	9.25	3.54	132		1.18		1.08		1.43		2.23
Class R-2E:
10/31/15	10.77	.19	(.13)	.06	(.18)	(.32)	(.50)	10.33	.58	—	[11]	.78		.68		1.01		1.81
10/31/14[7,14]	10.78	.04	(.05)	(.01)	—	—	—	10.77	(.09)[8,12]	—	[11]	.06	[8,12]	.04	[8,12]	.37	[8,12]	.42	[8,12]
Class R-3:
10/31/15	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38	223		.79		.69		1.02		1.86
10/31/14	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44	205		.79		.69		1.02		1.70
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47	197		.79		.69		1.01		1.93
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90	178		.80		.70		1.03		2.25
10/31/11	9.27	.24	.12	.36	(.24)	(.07)	(.31)	9.32	3.98	167		.81		.71		1.06		2.62
Class R-4:
10/31/15	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63	236		.47		.37		.70		2.19
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84	170		.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79	138		.47		.37		.69		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34	114		.47		.37		.70		2.57
10/31/11	9.33	.27	.12	.39	(.28)	(.07)	(.35)	9.37	4.21	104		.48		.38		.73		2.94
Class R-5:
10/31/15	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01	88		.18		.08		.41		2.45
10/31/14	10.58	.23	.59	.82	(.25)	(.32)	(.57)	10.83	8.11	71		.17		.07		.40		2.22
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15	43		.17		.07		.39		2.48
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60	46		.17		.07		.40		2.89
10/31/11	9.38	.31	.11	.42	(.30)	(.07)	(.37)	9.43	4.58	38		.18		.08		.43		3.28
Class R-6:
10/31/15	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95	490		.13		.03		.36		2.33
10/31/14	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18	163		.12		.02		.35		2.22
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21	41		.12		.02		.34		2.53
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68	19		.13		.03		.36		2.86
10/31/11	9.36	.31	.12	.43	(.31)	(.07)	(.38)	9.41	4.63	15		.13		.03		.38		3.28

84	American Funds Target Date Retirement Series

	Period ended October 31
Portfolio turnover rate for all share classes	2015	2014	2013	2012	2011
2060 Fund	20%[6,7,8]
2055 Fund	6	2%	6%	10%	23%
2050 Fund	6	1	2	3	2
2045 Fund	5	1	2	3	1
2040 Fund	5	1	2	2	1
2035 Fund	5	1	2	3	1
2030 Fund	6	2	2	4	2
2025 Fund	9	3	2	3	3
2020 Fund	8	4	3	4	7
2015 Fund	15	6	7	8	7
2010 Fund	19	17	18	10	19

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During some of the periods shown, CRMC reimbursed other fees and expenses during the funds’ startup period and paid a portion of the funds’ administrative services fees for certain retirement plan share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 88 to 99 for further information regarding fees and expenses.
[6]	For the period March 27, 2015, commencement of operations, through October 31, 2015.
[7]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	Although the fund has plans of distribution for some share classes, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[13]	Class B, C, F-1 and F-2 shares were offered beginning February 21, 2014.
[14]	Class R-2E shares were offered beginning August 29, 2014.
[15]	Amount less than $.01.

See Notes to Financial Statements

American Funds Target Date Retirement Series	85

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Target Date Retirement Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series comprising the American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”), as of October 31, 2015, and the related statements of operations for the year then ended (as to the American Funds 2060 Target Date Retirement Fund for the period March 27, 2015 (commencement of operations) through October 31, 2015), the statements of changes in net assets for each of the two years in the period then ended (as to the American Funds 2060 Target Date Retirement Fund for the period March 27, 2015 (commencement of operations) through October 31, 2015) and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2015, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series as of October 31, 2015, the results of their operations for the year then ended October 31, 2015 (as to the American Funds 2060 Target Date Retirement Fund for the period March 27, 2015 (commencement of operations) through October 31, 2015), the changes in their net assets for each of the two years in the period then ended (as to the American Funds 2060 Target Date Retirement Fund for the period March 27, 2015 (commencement of operations) through October 31, 2015), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 9, 2015

86	American Funds Target Date Retirement Series

Tax Information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2015:

	2060	2055	2050	2045	2040
	Fund	Fund	Fund	Fund	Fund
Long-term capital gains	—	$11,235,000	$39,436,000	$40,852,000	$77,501,000
Foreign taxes (per share)	$0.001	$0.005	$0.005	$0.005	$0.005
Foreign source income (per share)	$0.01	$0.05	$0.05	$0.05	$0.05
Qualified dividend income	100%	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	100%	$23,006,000
U.S. government income that may be exempt from state taxation	$3,000	$255,000	$772,000	$934,000	$1,789,000

	2035	2030	2025	2020	2015
	Fund	Fund	Fund	Fund	Fund
Long-term capital gains	$76,133,000	$122,730,000	$99,208,000	$99,452,000	$59,513,000
Foreign taxes (per share)	$0.004	$0.004	$0.003	$0.003	$0.002
Foreign source income (per share)	$0.04	$0.04	$0.04	$0.03	$0.02
Qualified dividend income	100%	100%	100%	$43,308,000	$19,259,000
Corporate dividends received deduction	$24,582,000	$32,932,000	$32,250,000	$35,080,000	$19,255,000
U.S. government income that may be exempt from state taxation	$2,222,000	$4,818,000	$7,402,000	$10,566,000	$6,199,000

					2010
					Fund
Long-term capital gains					$41,151,000
Foreign taxes (per share)					$0.001
Foreign source income (per share)					$0.02
Qualified dividend income					$11,456,000
Corporate dividends received deduction					$11,456,000
U.S. government income that may be exempt from state taxation					$3,955,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2016, to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their tax advisors.

American Funds Target Date Retirement Series	87

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2015, through October 31, 2015).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

88	American Funds Target Date Retirement Series

2060 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2015	10/31/2015	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return[5]	$1,000.00	$979.37	$2.10	.42%	$4.14	.83%
Class A – assumed 5% return[5]	1,000.00	1,023.09	2.14	.42	4.23	.83
Class B – actual return[5]	1,000.00	979.37	1.70	.34	3.74	.75
Class B – assumed 5% return[5]	1,000.00	1,023.49	1.73	.34	3.82	.75
Class C – actual return[5]	1,000.00	975.44	5.58	1.12	7.62	1.53
Class C – assumed 5% return[5]	1,000.00	1,019.56	5.70	1.12	7.78	1.53
Class F-1 – actual return[5]	1,000.00	980.36	1.30	.26	3.34	.67
Class F-1 – assumed 5% return[5]	1,000.00	1,023.89	1.33	.26	3.41	.67
Class F-2 – actual return[5]	1,000.00	980.36	.85	.17	2.90	.58
Class F-2 – assumed 5% return[5]	1,000.00	1,024.35	.87	.17	2.96	.58
Class R-1 – actual return[5]	1,000.00	979.37	2.49	.50	4.54	.91
Class R-1 – assumed 5% return[5]	1,000.00	1,022.68	2.55	.50	4.63	.91
Class R-2 – actual return[5]	1,000.00	975.44	5.28	1.06	7.32	1.47
Class R-2 – assumed 5% return[5]	1,000.00	1,019.86	5.40	1.06	7.48	1.47
Class R-2E – actual return[5]	1,000.00	980.36	1.40	.28	3.44	.69
Class R-2E – assumed 5% return[5]	1,000.00	1,023.79	1.43	.28	3.52	.69
Class R-3 – actual return[5]	1,000.00	977.41	3.34	.67	5.38	1.08
Class R-3 – assumed 5% return[5]	1,000.00	1,021.83	3.41	.67	5.50	1.08
Class R-4 – actual return[5]	1,000.00	979.37	1.95	.39	3.99	.80
Class R-4 – assumed 5% return[5]	1,000.00	1,023.24	1.99	.39	4.08	.80
Class R-5 – actual return[5]	1,000.00	980.37	.55	.11	2.60	.52
Class R-5 – assumed 5% return[5]	1,000.00	1,024.65	.56	.11	2.65	.52
Class R-6 – actual return[5]	1,000.00	980.37	.25	.05	2.30	.46
Class R-6 – assumed 5% return[5]	1,000.00	1,024.95	.26	.05	2.35	.46

See page 99 for footnotes.

American Funds Target Date Retirement Series	89

2055 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$979.01	$1.55	.31%	$3.59	.72%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	3.67	.72
Class B – actual return	1,000.00	976.54	4.43	.89	6.48	1.30
Class B – assumed 5% return	1,000.00	1,020.72	4.53	.89	6.61	1.30
Class C – actual return	1,000.00	975.11	5.53	1.11	7.57	1.52
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.73	1.52
Class F-1 – actual return	1,000.00	978.99	1.85	.37	3.89	.78
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class F-2 – actual return	1,000.00	980.24	.65	.13	2.70	.54
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.75	.54
Class R-1 – actual return	1,000.00	974.92	5.72	1.15	7.77	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.93	1.56
Class R-2 – actual return	1,000.00	975.57	5.28	1.06	7.32	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.48	1.47
Class R-2E – actual return	1,000.00	977.77	2.89	.58	4.94	.99
Class R-2E – assumed 5% return	1,000.00	1,022.28	2.96	.58	5.04	.99
Class R-3 – actual return	1,000.00	977.00	3.44	.69	5.48	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	5.60	1.10
Class R-4 – actual return	1,000.00	979.01	1.85	.37	3.89	.78
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class R-5 – actual return	1,000.00	980.35	.35	.07	2.40	.48
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.45	.48
Class R-6 – actual return	1,000.00	980.99	.10	.02	2.15	.43
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.19	.43

90	American Funds Target Date Retirement Series

2050 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$979.52	$1.60	.32%	$3.64	.73%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.72	.73
Class B – actual return	1,000.00	976.36	4.63	.93	6.68	1.34
Class B – assumed 5% return	1,000.00	1,020.52	4.74	.93	6.82	1.34
Class C – actual return	1,000.00	975.50	5.53	1.11	7.57	1.52
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.73	1.52
Class F-1 – actual return	1,000.00	978.71	1.90	.38	3.94	.79
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.02	.79
Class F-2 – actual return	1,000.00	980.28	.55	.11	2.60	.52
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.65	.52
Class R-1 – actual return	1,000.00	974.58	5.72	1.15	7.76	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.93	1.56
Class R-2 – actual return	1,000.00	975.35	5.23	1.05	7.27	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.43	1.46
Class R-2E – actual return	1,000.00	977.21	3.59	.72	5.63	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.58	3.67	.72	5.75	1.13
Class R-3 – actual return	1,000.00	977.81	3.39	.68	5.43	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.78	3.47	.68	5.55	1.09
Class R-4 – actual return	1,000.00	979.49	1.80	.36	3.84	.77
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.92	.77
Class R-5 – actual return	1,000.00	980.40	.30	.06	2.35	.47
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.40	.47
Class R-6 – actual return	1,000.00	980.35	.05	.01	2.10	.42
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.14	.42

See page 99 for footnotes.

American Funds Target Date Retirement Series	91

2045 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$979.21	$1.60	.32%	$3.64	.73%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.72	.73
Class B – actual return	1,000.00	975.36	5.38	1.08	7.42	1.49
Class B – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.58	1.49
Class C – actual return	1,000.00	975.30	5.48	1.10	7.52	1.51
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.68	1.51
Class F-1 – actual return	1,000.00	978.43	1.85	.37	3.89	.78
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class F-2 – actual return	1,000.00	979.99	.65	.13	2.69	.54
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.75	.54
Class R-1 – actual return	1,000.00	975.13	5.73	1.15	7.77	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.93	1.56
Class R-2 – actual return	1,000.00	975.06	5.23	1.05	7.27	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.43	1.46
Class R-2E – actual return	1,000.00	976.97	3.54	.71	5.58	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.63	3.62	.71	5.70	1.12
Class R-3 – actual return	1,000.00	977.52	3.34	.67	5.38	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.50	1.08
Class R-4 – actual return	1,000.00	978.45	1.80	.36	3.84	.77
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.92	.77
Class R-5 – actual return	1,000.00	980.10	.30	.06	2.35	.47
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.40	.47
Class R-6 – actual return	1,000.00	980.76	.05	.01	2.10	.42
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.14	.42

92	American Funds Target Date Retirement Series

2040 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$978.37	$1.60	.32%	$3.59	.72%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.67	.72
Class B – actual return	1,000.00	974.50	5.52	1.11	7.52	1.51
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.68	1.51
Class C – actual return	1,000.00	975.19	5.48	1.10	7.47	1.50
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class F-1 – actual return	1,000.00	978.35	1.85	.37	3.84	.77
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class F-2 – actual return	1,000.00	979.86	.55	.11	2.55	.51
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.60	.51
Class R-1 – actual return	1,000.00	974.22	5.72	1.15	7.71	1.55
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.88	1.55
Class R-2 – actual return	1,000.00	974.97	5.23	1.05	7.22	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.37	1.45
Class R-2E – actual return	1,000.00	976.85	3.69	.74	5.68	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.48	3.77	.74	5.80	1.14
Class R-3 – actual return	1,000.00	976.70	3.34	.67	5.33	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.45	1.07
Class R-4 – actual return	1,000.00	978.35	1.80	.36	3.79	.76
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-5 – actual return	1,000.00	979.99	.30	.06	2.30	.46
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 – actual return	1,000.00	980.66	.05	.01	2.05	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

See page 99 for footnotes.

American Funds Target Date Retirement Series	93

2035 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$979.63	$1.60	.32%	$3.59	.72%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.67	.72
Class B – actual return	1,000.00	974.94	5.58	1.12	7.57	1.52
Class B – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.73	1.52
Class C – actual return	1,000.00	975.65	5.48	1.10	7.47	1.50
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.63	1.50
Class F-1 – actual return	1,000.00	978.86	1.85	.37	3.84	.77
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.92	.77
Class F-2 – actual return	1,000.00	979.64	.55	.11	2.54	.51
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.60	.51
Class R-1 – actual return	1,000.00	974.64	5.67	1.14	7.66	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.83	1.54
Class R-2 – actual return	1,000.00	975.44	5.23	1.05	7.22	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.37	1.45
Class R-2E – actual return	1,000.00	977.33	3.69	.74	5.68	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.48	3.77	.74	5.80	1.14
Class R-3 – actual return	1,000.00	977.19	3.34	.67	5.33	1.07
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.45	1.07
Class R-4 – actual return	1,000.00	978.84	1.80	.36	3.79	.76
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.87	.76
Class R-5 – actual return	1,000.00	980.50	.30	.06	2.30	.46
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.35	.46
Class R-6 – actual return	1,000.00	980.44	.05	.01	2.05	.41
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.09	.41

94	American Funds Target Date Retirement Series

2030 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$981.02	$1.60	.32%	$3.55	.71%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.62	.71
Class B – actual return	1,000.00	976.30	5.53	1.11	7.47	1.50
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.63	1.50
Class C – actual return	1,000.00	977.03	5.48	1.10	7.42	1.49
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.58	1.49
Class F-1 – actual return	1,000.00	980.22	1.85	.37	3.79	.76
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.87	.76
Class F-2 – actual return	1,000.00	981.77	.60	.12	2.55	.51
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.60	.51
Class R-1 – actual return	1,000.00	976.92	5.68	1.14	7.62	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.78	1.53
Class R-2 – actual return	1,000.00	976.83	5.23	1.05	7.18	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.32	1.44
Class R-2E – actual return	1,000.00	978.70	3.79	.76	5.74	1.15
Class R-2E – assumed 5% return	1,000.00	1,021.37	3.87	.76	5.85	1.15
Class R-3 – actual return	1,000.00	978.58	3.34	.67	5.29	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.40	1.06
Class R-4 – actual return	1,000.00	980.99	1.80	.36	3.74	.75
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class R-5 – actual return	1,000.00	981.89	.30	.06	2.25	.45
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.29	.45
Class R-6 – actual return	1,000.00	981.83	.05	.01	2.00	.40
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.04	.40

See page 99 for footnotes.

American Funds Target Date Retirement Series	95

2025 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$983.34	$1.65	.33%	$3.55	.71%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.62	.71
Class B – actual return	1,000.00	979.23	5.54	1.11	7.43	1.49
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class C – actual return	1,000.00	979.20	5.49	1.10	7.38	1.48
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class F-1 – actual return	1,000.00	983.29	1.90	.38	3.80	.76
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class F-2 – actual return	1,000.00	984.92	.55	.11	2.45	.49
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.50	.49
Class R-1 – actual return	1,000.00	979.87	5.69	1.14	7.59	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.73	1.52
Class R-2 – actual return	1,000.00	980.63	5.24	1.05	7.14	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.27	1.43
Class R-2E – actual return	1,000.00	981.71	3.75	.75	5.64	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.42	3.82	.75	5.75	1.13
Class R-3 – actual return	1,000.00	982.40	3.35	.67	5.25	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.35	1.05
Class R-4 – actual return	1,000.00	983.32	1.80	.36	3.70	.74
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5 – actual return	1,000.00	985.01	.30	.06	2.20	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	984.98	.05	.01	1.95	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

96	American Funds Target Date Retirement Series

2020 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$985.65	$1.75	.35%	$3.50	.70%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.57	.70
Class B – actual return	1,000.00	982.18	5.55	1.11	7.29	1.46
Class B – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.43	1.46
Class C – actual return	1,000.00	982.12	5.50	1.10	7.24	1.45
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.37	1.45
Class F-1 – actual return	1,000.00	985.61	1.90	.38	3.65	.73
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.72	.73
Class F-2 – actual return	1,000.00	986.50	.55	.11	2.30	.46
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.35	.46
Class R-1 – actual return	1,000.00	982.03	5.70	1.14	7.44	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.58	1.49
Class R-2 – actual return	1,000.00	982.01	5.20	1.04	6.94	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.07	1.39
Class R-2E – actual return	1,000.00	983.92	3.80	.76	5.55	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.37	3.87	.76	5.65	1.11
Class R-3 – actual return	1,000.00	983.86	3.35	.67	5.10	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.19	1.02
Class R-4 – actual return	1,000.00	985.64	1.80	.36	3.55	.71
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.62	.71
Class R-5 – actual return	1,000.00	986.58	.30	.06	2.05	.41
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.09	.41
Class R-6 – actual return	1,000.00	987.38	.05	.01	1.80	.36
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.84	.36

See page 99 for footnotes.

American Funds Target Date Retirement Series	97

2015 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$983.13	$1.75	.35%	$3.45	.69%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.52	.69
Class B – actual return	1,000.00	980.35	5.04	1.01	6.74	1.35
Class B – assumed 5% return	1,000.00	1,020.11	5.14	1.01	6.87	1.35
Class C – actual return	1,000.00	980.31	5.49	1.10	7.19	1.44
Class C – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.32	1.44
Class F-1 – actual return	1,000.00	983.10	1.85	.37	3.55	.71
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.62	.71
Class F-2 – actual return	1,000.00	984.90	.55	.11	2.25	.45
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.29	.45
Class R-1 – actual return	1,000.00	980.12	5.74	1.15	7.44	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.58	1.49
Class R-2 – actual return	1,000.00	980.16	5.19	1.04	6.89	1.38
Class R-2 – assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.02	1.38
Class R-2E – actual return	1,000.00	982.21	3.65	.73	5.35	1.07
Class R-2E – assumed 5% return	1,000.00	1,021.53	3.72	.73	5.45	1.07
Class R-3 – actual return	1,000.00	982.11	3.35	.67	5.05	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.14	1.01
Class R-4 – actual return	1,000.00	983.11	1.80	.36	3.50	.70
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.57	.70
Class R-5 – actual return	1,000.00	984.98	.30	.06	2.00	.40
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.04	.40
Class R-6 – actual return	1,000.00	985.81	.05	.01	1.75	.35
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35

98	American Funds Target Date Retirement Series

2010 Fund

	Beginning account value 5/1/2015	Ending account value 10/31/2015	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$982.93	$1.70	.34%	$3.35	.67%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.41	.67
Class B – actual return	1,000.00	979.03	5.29	1.06	6.93	1.39
Class B – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.07	1.39
Class C – actual return	1,000.00	978.95	5.54	1.11	7.18	1.44
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.32	1.44
Class F-1 – actual return	1,000.00	982.91	1.80	.36	3.45	.69
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class F-2 – actual return	1,000.00	983.87	.55	.11	2.20	.44
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.24	.44
Class R-1 – actual return	1,000.00	978.99	5.74	1.15	7.38	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.41	5.85	1.15	7.53	1.48
Class R-2 – actual return	1,000.00	978.86	5.19	1.04	6.83	1.37
Class R-2 – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.97	1.37
Class R-2E – actual return	1,000.00	981.01	3.60	.72	5.24	1.05
Class R-2E – assumed 5% return	1,000.00	1,021.58	3.67	.72	5.35	1.05
Class R-3 – actual return	1,000.00	981.87	3.35	.67	5.00	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.09	1.00
Class R-4 – actual return	1,000.00	982.91	1.80	.36	3.45	.69
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class R-5 – actual return	1,000.00	983.97	.30	.06	1.95	.39
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.99	.39
Class R-6 – actual return	1,000.00	983.91	.05	.01	1.70	.34
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the initial sale of the share class on March 27, 2015. The “assumed 5% return” line is based on 181 days.

American Funds Target Date Retirement Series	99

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	79	None
James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	79	Mercury General Corporation
Leonard R. Fuller, 1946	2007	Private investor; former President and CEO, Fuller Consulting (financial management consulting firm)	79	None
Mary Davis Holt, 1950	2015	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting firm); former COO, Time Life Inc. (1993–2003)	76	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	81	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	78	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	75	None
Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	75	None
Margaret Spellings, 1957	2010	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	79	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2010	President and University Professor, The University of Tulsa	78	None

100	American Funds Target Date Retirement Series

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
John H. Smet, 1956 Vice Chairman of the Board	2007	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	21	None
Michael J. Downer, 1955 President	2006	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company[6]	11	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 102 for footnotes.

American Funds Target Date Retirement Series	101

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Berro, 1960 Senior Vice President	2007	Partner — Capital World Investors, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
James B. Lovelace, 1956 Senior Vice President	2007	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley K.-S. Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Vice President, Capital Strategy Research, Inc.[6]
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.;[6] Director, The Capital Group Companies, lnc.[6]
Bradley J. Vogt, 1965 Senior Vice President	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, lnc.[6]
Richard M. Lang, 1969 Vice President	2015	Vice President, American Funds Distributors, Inc.[6]
Maria T. Manotok, 1974 Vice President	2010	Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2006	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C.Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/ or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

102	American Funds Target Date Retirement Series

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American Funds Target Date Retirement Series	103

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, Twenty-second Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

104	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit No. MFGEARX-850-1215C Litho in USA RCG/RRD/9797-S48330

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2014	$78,000
2015	$78,000

b) Audit-Related Fees:
2014	$4,000
2015	$10,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2014	None
2015	$36,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2014	None
2015	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2014	$1,028,000
2015	$1,143,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2014	$33,000
2015	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2014	$3,000
2015	$5,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,421,000 for fiscal year 2014 and $1,470,000 for fiscal year 2015. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By ___/s/ Michael J. Downer_________________
Michael J. Downer, President and Principal Executive Officer

Date: December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By ___/s/ Michael J. Downer_________________
Michael J. Downer, President and Principal Executive Officer

Date: December 31, 2015

By __/s/ Gregory F. Niland__________________

Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2015